UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05883
BNY Mellon Index Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
10/31/25
ITEM 1 - Reports to Stockholders

BNY Mellon International Stock Index Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Investor Shares – DIISX
This annual shareholder report contains important information about BNY Mellon International Stock Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$67	0.60%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Investor Shares returned 22.55%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 23.03% for the same period.
What affected the Fund’s performance?
  International developed-markets stocks advanced during the reporting period, supported by a weaker U.S. dollar, attractive relative valuations and ongoing fiscal stimulus and structural reforms in Europe and Japan.
  International equities generally outperformed U.S. equities as easing trade tensions and steady government spending bolstered investor sentiment.
  Relatively strong-performing areas included financials, communication services and industrials, while health care, materials and consumer staples lagged.
  Among countries, Austria, Spain and Israel delivered the strongest gains, while Denmark, New Zealand and Australia underperformed.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses not reflected in Index results.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	22.55%	11.73%	7.02%
MSCI EAFE® Index	23.03%	12.33%	7.48%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$331	697	$1,079,638	3.73%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Japan
22.5%
United Kingdom
13.9%
France
10.5%
Switzerland
9.5%
Germany
9.4%
Australia
6.4%
Netherlands
5.2%
Sweden
3.6%
Spain
3.4%
Italy
3.0%
Hong Kong
2.2%
Denmark
1.8%
Singapore
1.7%
Finland
1.1%
Israel
1.0%
Net Other Assets and Liabilities
4.8%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0079AR1025

BNY Mellon International Stock Index Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class I – DINIX
This annual shareholder report contains important information about BNY Mellon International Stock Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$39	0.35%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class I shares returned 22.83%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 23.03% for the same period.
What affected the Fund’s performance?
  International developed-markets stocks advanced during the reporting period, supported by a weaker U.S. dollar, attractive relative valuations and ongoing fiscal stimulus and structural reforms in Europe and Japan.
  International equities generally outperformed U.S. equities as easing trade tensions and steady government spending bolstered investor sentiment.
  Relatively strong-performing areas included financials, communication services and industrials, while health care, materials and consumer staples lagged.
  Among countries, Austria, Spain and Israel delivered the strongest gains, while Denmark, New Zealand and Australia underperformed.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses not reflected in Index results.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class I	22.83%	12.01%	7.27%
MSCI EAFE® Index	23.03%	12.33%	7.48%
Periods prior to the inception date of the Fund’s Class I shares (8/31/2016) reflect the performance of the Fund’s Investor Shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$331	697	$1,079,638	3.73%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4037AR1025

BNY Mellon S&P 500 Index Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Ticker – PEOPX
This annual shareholder report contains important information about BNY Mellon S&P 500 Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon S&P 500 Index Fund*	$55	0.50%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 20.84%.
  In comparison, the S&P 500® Index (the “Index”) returned 21.45% for the same period.
What affected the Fund’s performance?
  The U.S. large-cap market advanced during the reporting period, supported by strong earnings growth, heavy investment in artificial intelligence and infrastructure, and resilient consumer and business spending. U.S. stocks generally advanced during the reporting period, supported by moderating inflation, relatively low unemployment and a positive corporate backdrop amid Federal Reserve rate-cut expectations.
  Large-cap stocks outperformed their mid- and small-cap counterparts, reflecting continued investor preference for multinational companies with strong balance sheets and diversified revenue streams.
  Relatively strong-performing areas included information technology, communication services and consumer discretionary, driven by robust results from the Magnificent Seven and other large-cap technology firms.
  Relatively weak-performing areas included materials, real estate and health care.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses not reflected in Index results.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	10YR
BNY Mellon S&P 500 Index Fund	20.84%	17.06%	14.06%
S&P 500® Index	21.45%	17.64%	14.63%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,620	506	$5,832,241	2.80%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
35.6%
Financials
12.7%
Consumer Discretionary
10.4%
Communication Services
10.0%
Health Care
8.8%
Industrials
8.0%
Consumer Staples
4.6%
Energy
2.8%
Utilities
2.3%
Real Estate
1.8%
Materials
1.6%
Investment Companies
1.3%
Net Other Assets and Liabilities
0.1%

How has the Fund changed?
  Effective November 14, 2025, the fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
This is a summary of certain changes to the Fund since November 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated February 28, 2025 as supplemented on November 14, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0078AR1025

BNY Mellon Smallcap Stock Index Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Investor Shares – DISSX
This annual shareholder report contains important information about BNY Mellon Smallcap Stock Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$51	0.50%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Investor Shares returned 5.03%.
  In comparison, the S&P SmallCap 600® Index (the “Index”) returned 5.51% for the same period.
What affected the Fund’s performance?
  Small-cap U.S. stocks generally advanced during the reporting period, supported by moderating inflation, relatively low unemployment and a positive corporate backdrop amid Federal Reserve rate-cut expectations.
  Gains lagged those of large- and mid-cap stocks due to the greater exposure of small-cap companies to traditional industries and their more limited participation in artificial intelligence-related investment and technology.
  Relatively strong-performing sectors included information technology, industrials and financials.
  Relatively weak-performing sectors included consumer staples, energy and real estate.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P SmallCap 600® Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	5.03%	11.64%	8.76%
S&P 1500® Index (broad-based index)	20.21%	17.26%	14.25%
S&P SmallCap 600® Index	5.51%	12.17%	9.28%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$844	607	$2,312,041	47.87%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
17.8%
Financials
17.4%
Information Technology
16.3%
Consumer Discretionary
12.8%
Health Care
11.0%
Real Estate
7.0%
Materials
4.6%
Energy
4.4%
Communication Services
3.1%
Consumer Staples
2.4%
Utilities
2.1%
Investment Companies
1.1%
Net Other Assets and Liabilities
0.0%*

* Amount represents less than .1%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0077AR1025

BNY Mellon Smallcap Stock Index Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class I – DISIX
This annual shareholder report contains important information about BNY Mellon Smallcap Stock Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$26	0.25%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class I shares returned 5.30%.
  In comparison, the S&P SmallCap 600® Index (the “Index”) returned 5.51% for the same period.
What affected the Fund’s performance?
  Small-cap U.S. stocks generally advanced during the reporting period, supported by moderating inflation, relatively low unemployment and a positive corporate backdrop amid Federal Reserve rate-cut expectations.
  Gains lagged those of large- and mid-cap stocks due to the greater exposure of small-cap companies to traditional industries and their more limited participation in artificial intelligence-related investment and technology.
  Relatively strong-performing sectors included information technology, industrials and financials.
  Relatively weak-performing sectors included consumer staples, energy and real estate.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P SmallCap 600® Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class I	5.30%	11.92%	9.01%
S&P 1500® Index (broad-based index)	20.21%	17.26%	14.25%
S&P SmallCap 600® Index	5.51%	12.17%	9.28%
Periods prior to the inception date of the Fund’s Class I shares (8/31/2016) reflect the performance of the Fund’s Investor Shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$844	607	$2,312,041	47.87%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
* Amount represents less than .1%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4036AR1025

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Gina France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ms. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $124,379 in 2024 and $126,865 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $24,855 in 2024 and $25,052 in 2025. These services consisted of (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies..

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $14,289 in 2024 and $14,289 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $22,317 in 2024 and $23,415 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $5,749 in 2024 and $5,905 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,580,958 in 2024 and $1,592,327 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

Not applicable.

BNY Mellon International Stock Index Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

Class	Ticker
Investor	DIISX
I	DINIX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Stock Index Fund
SCHEDULE OF INVESTMENTS
October 31, 2025

Description	Shares	Value ($)
Common Stocks — 98.2%
Australia — 6.4%
ANZ Group Holdings Ltd.	49,351	1,183,442
APA Group	20,964	125,920
Aristocrat Leisure Ltd.	9,223	382,292
ASX Ltd.	3,335	123,179
BHP Group Ltd.	83,646	2,378,000
BlueScope Steel Ltd.	7,628	114,294
Brambles Ltd.	22,422	364,714
CAR Group Ltd.	6,163	143,959
Cochlear Ltd.	1,097	206,114
Coles Group Ltd.	21,888	315,785
Commonwealth Bank of Australia	27,577	3,097,009
Computershare Ltd.	8,561	204,845
CSL Ltd.	7,973	931,187
Evolution Mining Ltd.	32,997	234,467
Fortescue Ltd.	28,166	392,354
Goodman Group	33,662	727,487
Insurance Australia Group Ltd.	39,426	202,760
Macquarie Group Ltd.	6,007	859,024
Medibank Private Ltd.	45,231	144,422
National Australia Bank Ltd.	50,475	1,440,585
Northern Star Resources Ltd.	22,549	363,091
Origin Energy Ltd.	27,863	223,327
Pro Medicus Ltd.	964	166,271
Qantas Airways Ltd.	11,594	77,377
QBE Insurance Group Ltd.	24,924	323,546
REA Group Ltd.(a)	885	123,391
Rio Tinto Ltd.	6,113	531,445
Santos Ltd.	54,669	225,708
Scentre Group	83,780	223,106
SGH Ltd.	3,507	111,290
Sigma Healthcare Ltd.	77,256	157,206
Sonic Healthcare Ltd.	7,398	102,425
South32 Ltd.	73,962	153,407
Stockland	38,842	160,364
Suncorp Group Ltd.	17,499	224,641
Telstra Group Ltd.	65,038	207,665
The Lottery Corp., Ltd.	37,234	133,992
Transurban Group	51,032	483,491
Vicinity Ltd.	63,964	105,466
Washington H Soul Pattinson & Co. Ltd.(a)	5,142	126,502
Wesfarmers Ltd.	18,678	1,026,565
Westpac Banking Corp.	56,391	1,429,376
WiseTech Global Ltd.	3,363	152,092
Woodside Energy Group Ltd.	31,104	504,713
Woolworths Group Ltd.	19,886	369,654
		21,277,950
Austria — .2%
Erste Group Bank AG	5,051	522,528

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Austria — .2% (continued)
OMV AG	2,401	131,346
Verbund AG	1,161	89,594
		743,468
Belgium — .8%
Ageas SA	2,492	164,876
Anheuser-Busch InBev SA	16,342	996,456
D’ieteren Group	377	68,876
Elia Group SA	717	86,364
Groupe Bruxelles Lambert NV	1,307	114,872
KBC Group NV	3,810	457,824
Lotus Bakeries NV(a)	7	61,079
Sofina SA	257	70,622
Syensqo SA	1,164	96,118
UCB SA	2,097	537,806
		2,654,893
Chile — .1%
Antofagasta PLC	6,499	238,203
China — .0%
Yangzijiang Shipbuilding Holdings Ltd.	43,700	118,181
Denmark — 1.8%
AP Moller - Maersk AS, Cl. A	47	96,917
AP Moller - Maersk AS, Cl. B(a)	63	129,861
Carlsberg AS, Cl. B	1,545	181,615
Coloplast AS, Cl. B	2,112	190,893
Danske Bank AS	11,008	491,533
Demant A/S(b)	1,325	44,051
DSV AS	3,389	719,233
Genmab AS(b)	992	281,418
Novo Nordisk AS, Cl. B	53,072	2,588,089
Novonesis Novozymes B, Cl. B	5,901	352,660
Orsted AS(b),(c)	8,674	155,033
Pandora AS	1,282	171,673
Rockwool AS, Cl. B	1,610	55,142
Tryg AS	5,669	139,736
Vestas Wind Systems AS	16,626	338,604
		5,936,458
Finland — 1.1%
Elisa OYJ	2,376	104,728
Fortum OYJ	7,405	165,074
Kesko OYJ, Cl. B	4,473	94,351
Kone OYJ, Cl. B	5,702	380,674
Metso OYJ	10,889	178,353
Neste OYJ	6,920	143,215
Nokia OYJ	85,029	574,723
Nordea Bank Abp	51,462	878,791
Orion OYJ, Cl. B	1,777	124,022
Sampo OYJ, Cl. A	40,531	451,670
Stora Enso OYJ, Cl. R(a)	9,411	109,561
UPM-Kymmene OYJ	8,613	231,119
Wartsila OYJ Abp	8,351	273,083
		3,709,364

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
France — 10.5%
Accor SA	3,279	166,867
Aeroports de Paris SA	592	81,134
Air Liquide SA	9,533	1,845,141
Airbus SE	9,792	2,408,592
Alstom SA(b)	5,583	139,323
Amundi SA(c)	1,062	78,711
Arkema SA	993	58,946
AXA SA	29,207	1,266,831
BioMerieux	721	92,746
BNP Paribas SA	16,771	1,296,343
Bollore SE	10,987	61,168
Bouygues SA	3,147	141,940
Bureau Veritas SA	5,337	175,200
Capgemini SE	2,699	415,319
Carrefour SA	9,654	145,216
Cie de Saint-Gobain SA	7,363	713,414
Cie Generale des Etablissements Michelin SCA	11,218	358,044
Covivio SA	927	59,409
Credit Agricole SA	17,263	311,208
Danone SA	10,602	937,060
Dassault Aviation SA	319	102,513
Dassault Systemes SE	11,194	317,795
Edenred SE	3,917	112,557
Eiffage SA	1,135	139,591
Engie SA	30,228	707,299
EssilorLuxottica SA	4,961	1,814,415
FDJ United	1,762	51,343
Gecina SA	803	74,555
Getlink SE	5,238	95,575
Hermes International SCA	522	1,293,017
Ipsen SA	659	92,519
Kering SA	1,227	433,908
Klepierre SA	3,547	135,491
Legrand SA	4,329	745,978
L’Oreal SA	3,962	1,656,150
LVMH Moet Hennessy Louis Vuitton SE	4,121	2,907,518
Orange SA	30,575	487,577
Pernod Ricard SA	3,291	322,285
Publicis Groupe SA	3,829	383,091
Renault SA	3,254	126,399
Rexel SA	3,592	124,210
Safran SA	5,934	2,105,982
Sanofi SA	18,209	1,838,602
Sartorius Stedim Biotech	466	111,294
Schneider Electric SE	9,035	2,562,933
Societe Generale SA	11,924	754,007
Sodexo SA	1,415	78,353
Teleperformance SE	892	63,705
Thales SA	1,518	432,006
TotalEnergies SE	33,933	2,110,139
Unibail-Rodamco-Westfield	2,023	209,024

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
France — 10.5% (continued)
Veolia Environnement SA	10,284	339,613
Vinci SA	8,150	1,088,776
		34,570,832
Germany — 9.1%
adidas AG	2,828	533,938
Allianz SE	6,364	2,554,209
BASF SE	14,604	720,297
Bayer AG	16,171	502,335
Bayerische Motoren Werke AG	4,605	428,458
Beiersdorf AG	1,576	166,616
Brenntag SE	2,013	111,722
Commerzbank AG	12,598	457,559
Continental AG	1,865	140,762
Covestro AG(b)	2,995	209,203
CTS Eventim AG & Co. KGaA	1,017	90,966
Daimler Truck Holding AG	7,954	318,228
Delivery Hero SE(b),(c)	3,204	81,248
Deutsche Bank AG	30,449	1,085,551
Deutsche Boerse AG	3,089	781,538
Deutsche Lufthansa AG	10,522	92,101
Deutsche Post AG	15,905	729,649
Deutsche Telekom AG	57,520	1,782,819
E.ON SE	36,640	681,642
Evonik Industries AG	4,137	69,287
Fresenius Medical Care AG	3,651	195,940
Fresenius SE & Co. KGaA	6,981	402,493
GEA Group AG	2,458	175,659
Hannover Rueck SE	984	280,603
Heidelberg Materials AG	2,200	515,027
Henkel AG & Co. KGaA	1,756	131,057
Hensoldt AG	1,045	111,057
Infineon Technologies AG	21,433	847,867
Knorr-Bremse AG	1,148	106,653
LEG Immobilien SE	1,282	97,602
Mercedes-Benz Group AG	11,965	775,218
Merck KGaA	2,118	276,967
MTU Aero Engines AG	891	388,313
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,153	1,331,160
Nemetschek SE	956	110,193
Rational AG	90	65,926
Rheinmetall AG	756	1,482,693
RWE AG	10,377	510,258
SAP SE	17,208	4,451,921
Scout24 SE(c)	1,250	144,369
Siemens AG	12,524	3,544,708
Siemens Energy AG(b)	11,196	1,384,714
Siemens Healthineers AG(c)	5,609	314,015
Symrise AG	2,134	176,561
Talanx AG	1,072	130,360

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Germany — 9.1% (continued)
Vonovia SE	12,393	372,119
Zalando SE(b),(c)	3,838	107,323
		29,968,904
Hong Kong — 2.2%
AIA Group Ltd.	175,200	1,701,146
BOC Hong Kong Holdings Ltd.	62,000	304,632
CK Asset Holdings Ltd.	31,475	155,703
CK Hutchison Holdings Ltd.	43,475	288,134
CK Infrastructure Holdings Ltd.	11,000	71,559
CLP Holdings Ltd.	26,288	224,295
Futu Holdings Ltd., ADR	1,037	206,404
Galaxy Entertainment Group Ltd.	37,277	185,748
Hang Seng Bank Ltd.	12,500	243,869
Henderson Land Development Co. Ltd.	22,138	77,720
HKT Trust & HKT Ltd.	62,660	91,363
Hong Kong & China Gas Co. Ltd.	187,267	174,240
Hong Kong Exchanges & Clearing Ltd.	20,042	1,092,560
Hongkong Land Holdings Ltd.	17,500	106,925
Jardine Matheson Holdings Ltd.	2,646	155,452
Link REIT	41,639	216,915
MTR Corp. Ltd.(a)	24,256	88,964
Power Assets Holdings Ltd.	23,000	146,100
Prudential PLC	42,289	586,106
Sino Land Co. Ltd.	63,631	79,021
SITC International Holdings Co. Ltd.	21,000	77,346
Sun Hung Kai Properties Ltd.	24,199	294,136
Swire Pacific Ltd., Cl. A	5,500	45,441
Techtronic Industries Co. Ltd.	23,865	278,866
The Wharf Holdings Ltd.(a)	19,000	49,930
WH Group Ltd.(c)	139,885	134,294
Wharf Real Estate Investment Co. Ltd.	25,311	71,986
		7,148,855
Ireland — .9%
AerCap Holdings NV	2,908	378,738
AIB Group PLC	35,475	326,509
Bank of Ireland Group PLC	15,608	255,196
DCC PLC(a)	1,609	105,899
Experian PLC	15,230	709,671
James Hardie Industries PLC, CDI(b)	9,613	202,594
Kerry Group PLC, Cl. A	2,697	245,898
Kingspan Group PLC	2,602	194,648
Ryanair Holdings PLC	14,071	425,747
		2,844,900
Israel — 1.0%
Azrieli Group Ltd.(a)	759	80,059
Bank Hapoalim BM	20,825	423,728
Bank Leumi Le-Israel BM	24,615	501,070
Check Point Software Technologies Ltd.(b)	1,476	288,824
CyberArk Software Ltd.(b)	787	409,854
Elbit Systems Ltd.	451	215,919
ICL Group Ltd.	12,274	80,572

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Israel — 1.0% (continued)
Israel Discount Bank Ltd., Cl. A	20,627	206,620
Mizrahi Tefahot Bank Ltd.	2,552	166,194
Monday.com Ltd.(b)	674	138,332
Nice Ltd.(b)	1,063	144,063
Nova Ltd.(b)	478	165,516
Phoenix Financial Ltd.	3,474	133,909
Teva Pharmaceutical Industries Ltd., ADR(b)	18,730	383,590
Wix.com Ltd.(b)	880	128,075
		3,466,325
Italy — 3.0%
Banca Mediolanum SpA	3,752	75,294
Banca Monte dei Paschi di Siena SpA	31,052	271,447
Banco BPM SpA	19,066	277,013
BPER Banca SPA	23,579	281,432
Davide Campari-Milano NV(a)	10,488	72,945
Enel SpA	134,028	1,355,163
Eni SpA	33,706	619,444
Ferrari NV	2,069	826,345
FinecoBank Banca Fineco SpA	10,324	235,738
Generali(a)	13,967	536,904
Infrastrutture Wireless Italiane SpA(c)	4,863	53,391
Intesa Sanpaolo SpA	234,707	1,508,503
Leonardo SpA	6,701	392,993
Moncler SpA	3,919	234,896
Nexi SpA(a),(c)	8,629	45,414
Poste Italiane SpA(c)	7,575	182,397
Prysmian SpA	4,642	480,591
Recordati Industria Chimica e Farmaceutica SpA	1,877	111,422
Snam SpA	34,039	209,829
Telecom Italia SpA(a),(b)	184,986	109,000
Terna - Rete Elettrica Nazionale	22,813	233,661
UniCredit SpA	23,102	1,705,024
Unipol Assicurazioni SpA	5,819	127,203
		9,946,049
Japan — 22.5%
Advantest Corp.	12,700	1,906,525
Aeon Co. Ltd.	36,900	584,112
AGC, Inc.	3,060	95,706
Aisin Corp.	8,100	145,827
Ajinomoto Co., Inc.	14,800	419,962
ANA Holdings, Inc.	2,900	54,364
Asahi Group Holdings Ltd.	24,200	260,828
Asahi Kasei Corp.	20,600	158,066
Asics Corp.	11,600	296,793
Astellas Pharma, Inc.	29,695	310,901
Bandai Namco Holdings, Inc.	9,650	300,690
Bridgestone Corp.	9,500	416,962
Canon, Inc.	14,217	408,954
Capcom Co. Ltd.	5,600	146,586
Central Japan Railway Co.	12,600	307,907
Chubu Electric Power Co., Inc.	11,200	155,889

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Japan — 22.5% (continued)
Chugai Pharmaceutical Co. Ltd.	11,184	511,557
Dai Nippon Printing Co. Ltd.	6,800	113,819
Daifuku Co. Ltd.	5,400	172,677
Dai-ichi Life Holdings, Inc.	57,800	406,937
Daiichi Sankyo Co. Ltd.	28,049	667,781
Daikin Industries Ltd.	4,300	501,541
Daito Trust Construction Co. Ltd.	4,500	83,994
Daiwa House Industry Co. Ltd.	9,200	312,398
Daiwa Securities Group, Inc.	22,300	172,123
Denso Corp.	29,300	410,953
Disco Corp.	1,500	502,336
East Japan Railway Co.	15,900	387,518
Eisai Co. Ltd.	4,300	127,513
ENEOS Holdings, Inc.	44,126	278,540
FANUC Corp.	15,445	491,983
Fast Retailing Co. Ltd.	3,074	1,130,185
Fuji Electric Co. Ltd.	2,100	150,711
FUJIFILM Holdings Corp.	18,700	434,404
Fujikura Ltd.	4,200	576,952
Fujitsu Ltd.	29,000	758,543
Hankyu Hanshin Holdings, Inc.	4,000	107,352
Hikari Tsushin, Inc.	300	79,424
Hitachi Ltd.	75,500	2,605,340
Honda Motor Co. Ltd.	65,977	667,861
Hoya Corp.	5,600	911,531
Hulic Co. Ltd.	8,200	84,602
Idemitsu Kosan Co. Ltd.	12,875	89,518
IHI Corp.	16,900	352,563
Inpex Corp.	14,800	272,836
Isuzu Motors Ltd.	8,700	106,979
ITOCHU Corp.	19,600	1,135,861
Japan Airlines Co. Ltd.	2,600	46,868
Japan Exchange Group, Inc.	16,500	185,171
Japan Post Bank Co. Ltd.	29,700	333,019
Japan Post Holdings Co. Ltd.	29,900	280,646
Japan Post Insurance Co. Ltd.	3,200	82,891
Japan Tobacco, Inc.	19,800	689,293
JFE Holdings, Inc.	9,260	106,264
Kajima Corp.	6,800	219,563
Kao Corp.	7,700	325,767
Kawasaki Heavy Industries Ltd.	2,500	201,155
Kawasaki Kisen Kaisha Ltd.	5,600	80,415
KDDI Corp.	51,926	829,381
Keyence Corp.	3,140	1,168,917
Kikkoman Corp.	11,300	89,896
Kirin Holdings Company Ltd.	13,000	182,587
Kobe Bussan Co. Ltd.	2,200	51,064
Komatsu Ltd.	15,600	522,936
Konami Group Corp.	1,600	267,238
Kubota Corp.	16,500	214,186
Kyocera Corp.	21,100	280,676

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Japan — 22.5% (continued)
Kyowa Kirin Co. Ltd.	4,105	63,449
Lasertec Corp.	1,300	239,653
LY Corp.	45,600	134,039
M3, Inc.	7,100	99,951
Makita Corp.	3,500	106,197
Marubeni Corp.	23,200	572,059
MatsukiyoCocokara & Co.	5,400	97,849
MEIJI Holdings Co. Ltd.	4,184	80,444
Minebea Mitsumi, Inc.	6,200	122,946
Mitsubishi Chemical Group Corp.	21,980	114,970
Mitsubishi Corp.	52,994	1,276,450
Mitsubishi Electric Corp.	31,300	876,790
Mitsubishi Estate Co. Ltd.	17,800	376,998
Mitsubishi HC Capital, Inc.	14,200	111,123
Mitsubishi Heavy Industries Ltd.	52,800	1,594,176
Mitsubishi UFJ Financial Group, Inc.	188,890	2,855,841
Mitsui & Co. Ltd.	40,900	1,009,031
Mitsui Fudosan Co. Ltd.	43,158	448,495
Mitsui O.S.K. Lines Ltd.(a)	5,800	172,483
Mizuho Financial Group, Inc.	41,650	1,391,576
MonotaRO Co. Ltd.	3,700	51,679
MS&AD Insurance Group Holdings, Inc.	21,071	435,612
Murata Manufacturing Co. Ltd.	27,600	607,483
NEC Corp.	21,400	780,126
Nexon Co. Ltd.	5,500	112,420
NIDEC Corp.	13,600	166,172
Nintendo Co. Ltd.	18,150	1,536,349
Nippon Building Fund, Inc.	124	114,417
Nippon Paint Holdings Co. Ltd.	15,300	97,542
Nippon Sanso Holdings Corp.	2,800	93,170
Nippon Steel Corp.	79,805	329,504
Nippon Yusen KK	7,140	246,988
Nissan Motor Co. Ltd.(a),(b)	39,400	90,376
Nissin Foods Holdings Co. Ltd.	2,900	52,294
Nitori Holdings Co. Ltd.	7,000	113,555
Nitto Denko Corp.	11,700	292,595
Nomura Holdings, Inc.	49,500	353,961
Nomura Research Institute Ltd.	6,349	248,423
NTT, Inc.	492,000	505,696
Obayashi Corp.	10,800	183,048
OBIC Co. Ltd.	5,400	167,736
Olympus Corp.	18,800	231,721
Oracle Corp.	700	64,636
Oriental Land Co. Ltd.	17,700	358,341
ORIX Corp.	19,100	466,005
Osaka Gas Co. Ltd.	6,100	191,894
Otsuka Corp.	3,500	69,269
Otsuka Holdings Co. Ltd.	7,200	391,232
Pan Pacific International Holdings Corp.	31,000	184,620
Panasonic Holdings Corp.	37,995	443,411
Rakuten Group, Inc.(b)	24,700	161,798

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Japan — 22.5% (continued)
Recruit Holdings Co. Ltd.	21,900	1,095,355
Renesas Electronics Corp.	27,700	343,486
Resona Holdings, Inc.	34,700	336,282
Ryohin Keikaku Co. Ltd.	8,200	168,619
Sanrio Co. Ltd.	2,900	134,678
SBI Holdings, Inc.	4,530	203,234
SCREEN Holdings Co. Ltd.	1,200	114,347
SCSK Corp.	2,700	99,356
SECOM Co. Ltd.	6,800	230,020
Sekisui Chemical Co. Ltd.	6,300	109,354
Sekisui House Ltd.	10,000	214,847
Seven & i Holdings Co. Ltd.	34,780	443,693
SG Holdings Co. Ltd.	4,600	42,281
Shimadzu Corp.	4,100	110,408
Shimano, Inc.	1,200	126,183
Shin-Etsu Chemical Co. Ltd.	27,800	839,718
Shionogi & Co. Ltd.	12,700	212,614
Shiseido Co. Ltd.	6,700	113,036
SMC Corp.	900	307,008
SoftBank Corp.	472,600	670,674
SoftBank Group Corp.	15,740	2,764,279
Sompo Holdings, Inc.	14,710	449,385
Sony Financial Group, Inc.(b)	102,500	103,358
Sony Group Corp.	101,300	2,847,522
Subaru Corp.	9,800	208,769
Sumitomo Corp.	17,800	518,142
Sumitomo Electric Industries Ltd.	11,600	425,281
Sumitomo Metal Mining Co. Ltd.	4,100	135,070
Sumitomo Mitsui Financial Group, Inc.	60,800	1,642,401
Sumitomo Mitsui Trust Group, Inc.	10,728	294,531
Sumitomo Realty & Development Co. Ltd.	5,200	222,057
Suntory Beverage & Food Ltd.	2,400	72,603
Suzuki Motor Corp.	25,900	387,887
Sysmex Corp.	8,500	95,253
T&D Holdings, Inc.	8,100	174,551
Taisei Corp.	2,500	182,256
Takeda Pharmaceutical Co. Ltd.	26,323	709,360
TDK Corp.	32,200	558,501
Terumo Corp.	22,000	355,675
The Chiba Bank Ltd.	9,000	87,921
The Kansai Electric Power Company, Inc.	15,899	248,374
TIS, Inc.	3,700	127,607
Toho Co. Ltd.	1,600	94,021
Tokio Marine Holdings, Inc.	30,300	1,136,815
Tokyo Electron Ltd.	7,400	1,641,243
Tokyo Gas Co. Ltd.	5,300	185,780
Tokyo Metro Co. Ltd.(a)	4,200	44,137
Tokyu Corp.	8,610	95,872
TOPPAN Holdings, Inc.	3,800	93,206
Toray Industries, Inc.	23,100	141,814
Toyota Industries Corp.	2,700	294,773

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Japan — 22.5% (continued)
Toyota Motor Corp.	156,175	3,180,048
Toyota Tsusho Corp.	11,300	345,870
Trend Micro, Inc.	2,000	102,304
Unicharm Corp.	17,600	108,894
West Japan Railway Co.	6,900	141,528
Yakult Honsha Co. Ltd.	3,900	58,294
Yamaha Motor Co. Ltd.	15,100	109,250
Yokogawa Electric Corp.	4,000	119,992
Yokohama Financial Group, Inc.	17,100	124,386
Zensho Holdings Co. Ltd.	1,500	93,488
ZOZO, Inc.	7,900	68,358
		74,326,979
Luxembourg — .2%
ArcelorMittal SA	7,671	293,200
CVC Capital Partners PLC(c)	3,409	56,937
Eurofins Scientific SE	1,904	134,180
Tenaris SA	6,226	124,044
		608,361
Macau — .0%
Sands China Ltd.	39,013	101,617
Mexico — .0%
Fresnillo PLC	3,511	102,488
Netherlands — 5.2%
ABN AMRO Bank NV, CVA(c)	9,282	277,208
Adyen NV(b),(c)	418	717,219
Aegon Ltd.	21,864	166,481
Akzo Nobel NV	2,861	189,422
Argenx SE(b)	1,009	820,630
ASM International NV	770	498,798
ASML Holding NV	6,490	6,868,029
ASR Nederland NV	2,482	165,645
BE Semiconductor Industries NV	1,240	210,963
Euronext NV(c)	1,271	181,662
EXOR NV	1,501	130,106
Ferrovial SE	8,465	519,082
Heineken Holding NV	2,160	145,898
Heineken NV	4,749	366,973
IMCD NV	980	101,641
ING Groep NV	49,792	1,246,570
JDE Peet’s NV	2,690	97,918
Koninklijke Ahold Delhaize NV	14,933	611,217
Koninklijke KPN NV	65,356	302,686
Koninklijke Philips NV	12,570	343,964
NN Group NV	4,424	302,798
Prosus NV	21,561	1,489,398
QIAGEN NV	3,634	170,733
Randstad NV	1,715	67,191
Stellantis NV	33,133	335,238
Universal Music Group NV	18,284	490,416
Wolters Kluwer NV	3,942	482,773
		17,300,659

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
New Zealand — .3%
Auckland International Airport Ltd.	27,771	129,043
Contact Energy Ltd.	14,139	75,409
Fisher & Paykel Healthcare Corp. Ltd.	9,841	208,929
Infratil Ltd.	14,779	104,532
Meridian Energy Ltd.	22,852	77,416
Xero Ltd.(b)	2,700	256,158
		851,487
Norway — .6%
Aker BP ASA(a)	4,982	129,306
DNB Bank ASA	14,610	372,561
Equinor ASA	12,507	298,807
Gjensidige Forsikring ASA	3,364	90,533
Kongsberg Gruppen ASA	7,448	190,479
Mowi ASA	7,432	163,325
Norsk Hydro ASA	22,586	152,829
Orkla ASA	11,761	119,244
Salmar ASA(a)	1,104	62,071
Telenor ASA	10,423	154,967
Yara International ASA	2,859	104,207
		1,838,329
Poland — .0%
InPost SA(b)	4,516	56,843
Portugal — .2%
Banco Comercial Portugues SA, Cl. R	129,412	114,142
EDP SA	51,259	254,651
Galp Energia SGPS SA	6,727	134,879
Jeronimo Martins SGPS SA	4,569	117,652
		621,324
Singapore — 1.7%
CapitaLand Ascendas REIT	62,727	135,902
CapitaLand Integrated Commercial Trust	98,142	178,700
CapitaLand Investment Ltd.	36,900	74,843
DBS Group Holdings Ltd.	35,072	1,453,160
Genting Singapore Ltd.	99,827	55,988
Grab Holdings Ltd., Cl. A(b)	38,801	233,194
Keppel Ltd.	24,000	187,892
Oversea-Chinese Banking Corp. Ltd.	56,024	733,012
Sea Ltd., ADR(b)	6,304	985,000
Sembcorp Industries Ltd.	14,800	74,250
Singapore Airlines Ltd.	24,533	124,965
Singapore Exchange Ltd.	14,100	183,400
Singapore Technologies Engineering Ltd.	25,700	167,634
Singapore Telecommunications Ltd.	121,151	395,584
United Overseas Bank Ltd.	20,763	553,053
Wilmar International Ltd.	33,800	81,280
		5,617,857
Spain — 3.4%
Acciona SA	388	85,868
ACS Actividades de Construccion y Servicios SA	2,928	240,297
Aena SME SA(c)	12,395	336,461
Amadeus IT Group SA	7,445	569,124

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Spain — 3.4% (continued)
Banco Bilbao Vizcaya Argentaria SA	94,972	1,908,600
Banco de Sabadell SA	82,301	307,645
Banco Santander SA	245,293	2,495,437
Bankinter SA	10,988	165,536
CaixaBank SA	64,605	682,266
Cellnex Telecom SA(c)	8,297	258,502
EDP Renovaveis SA	5,530	80,824
Endesa SA	5,269	188,819
Grifols SA	4,951	64,116
Iberdrola SA	104,503	2,115,799
Industria de Diseno Textil SA	17,976	992,490
Redeia Corp. SA	6,613	118,987
Repsol SA	18,991	347,503
Telefonica SA	61,835	312,679
		11,270,953
Sweden — 3.6%
AddTech AB, Cl. B	4,303	145,845
Alfa Laval AB	4,872	232,824
Assa Abloy AB, Cl. B	16,515	623,555
Atlas Copco AB, Cl. A	44,466	749,584
Atlas Copco AB, Cl. B	25,833	388,165
Beijer Ref AB	6,218	98,569
Boliden AB(b)	4,540	205,012
Epiroc AB, Cl. A	10,685	226,291
Epiroc AB, Cl. B	6,507	121,917
EQT AB	6,248	216,767
Essity AB, Cl. B	9,755	267,896
Evolution AB(c)	2,313	154,650
Fastighets AB Balder, Cl. B(b)	11,405	83,579
H & M Hennes & Mauritz AB, Cl. B(a)	9,093	172,571
Hexagon AB, Cl. B	33,825	414,968
Holmen AB, Cl. B	1,351	51,081
Industrivarden AB, Cl. A	1,867	77,783
Industrivarden AB, Cl. C	2,494	103,748
Indutrade AB	4,400	117,639
Investment AB Latour, Cl. B	2,536	64,840
Investor AB, Cl. B	28,728	948,150
L E Lundbergforetagen AB, Cl. B	1,260	67,508
Lifco AB, Cl. B	3,893	150,881
Nibe Industrier AB, Cl. B	24,473	95,597
Saab AB, Cl. B	5,234	288,689
Sagax AB, Cl. B	3,810	85,502
Sandvik AB	17,487	531,039
Securitas AB, Cl. B	7,879	116,274
Skandinaviska Enskilda Banken AB, Cl. A	24,947	476,344
Skanska AB, Cl. B	5,633	153,925
SKF AB, Cl. B	5,581	143,927
Spotify Technology SA(b)	2,519	1,650,751
Svenska Cellulosa AB SCA, Cl. B	9,967	132,977
Svenska Handelsbanken AB, Cl. A	24,004	315,076
Swedbank AB, Cl. A	13,921	423,480

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Sweden — 3.6% (continued)
Swedish Orphan Biovitrum AB(b)	3,179	109,489
Tele2 AB, Cl. B	9,015	142,765
Telefonaktiebolaget LM Ericsson, Cl. B	46,641	470,325
Telia Co. AB	39,678	155,701
Trelleborg AB, Cl. B	3,482	145,690
Volvo AB, Cl. B	26,333	726,217
		11,847,591
Switzerland — 9.5%
ABB Ltd.	25,828	1,914,754
Alcon AG	8,150	605,617
Amrize Ltd.(b)	8,354	430,598
Avolta AG	1,452	76,177
Baloise Holding AG	692	171,463
Banque Cantonale Vaudoise	474	54,954
Barry Callebaut AG(a)	55	71,488
Belimo Holding AG	160	172,178
BKW AG	365	81,595
Chocoladefabriken Lindt & Spruengli AG	15	230,568
Chocoladefabriken Lindt & Spruengli AG, PC	2	306,182
Cie Financiere Richemont SA, Cl. A	8,859	1,747,031
Coca-Cola HBC AG	3,687	167,298
DSM-Firmenich AG	3,065	249,774
EMS-Chemie Holding AG	111	75,931
Galderma Group AG	2,456	453,204
Geberit AG	558	407,016
Givaudan SA	152	622,921
Glencore PLC	167,052	799,808
Helvetia Holding AG	616	151,101
Holcim AG	8,389	743,674
Julius Baer Group Ltd.	3,323	223,804
Kuehne + Nagel International AG	808	154,622
Logitech International SA	2,463	295,897
Lonza Group AG	1,157	796,781
Nestle SA	42,458	4,056,131
Novartis AG	31,329	3,864,591
Partners Group Holding AG	373	455,340
Roche Holding AG	11,577	3,724,492
Roche Holding AG, BR	518	174,952
Sandoz Group AG	6,822	453,528
Schindler Holding AG	392	132,250
Schindler Holding AG, PC	675	239,888
SGS SA	2,756	310,343
SIG Group AG	5,341	59,566
Sika AG	2,521	492,453
Sonova Holding AG	827	224,644
STMicroelectronics NV	11,172	274,804
Straumann Holding AG	1,832	229,925
Swiss Life Holding AG	471	510,594
Swiss Prime Site AG	1,342	190,607
Swiss Re AG	4,923	896,815
Swisscom AG	421	308,393

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Switzerland — 9.5% (continued)
The Swatch Group AG-BR(a)	469	97,792
UBS Group AG	52,312	1,997,574
VAT Group AG(a),(c)	453	197,187
Zurich Insurance Group AG	2,412	1,675,437
		31,571,742
United Arab Emirates — .0%
NMC Health PLC(b),(d)	4,176	1
United Kingdom — 13.9%
3i Group PLC	15,995	924,556
Admiral Group PLC	4,368	187,985
Anglo American PLC	18,332	692,379
Ashtead Group PLC	7,032	468,733
Associated British Foods PLC	5,419	163,380
AstraZeneca PLC	25,553	4,186,051
Auto Trader Group PLC(c)	14,751	151,229
Aviva PLC	49,371	433,645
BAE Systems PLC	49,636	1,220,019
Barclays PLC	233,054	1,246,084
Barratt Redrow PLC	22,711	112,271
BP PLC	261,368	1,518,677
British American Tobacco PLC	34,352	1,761,806
BT Group PLC	100,229	244,579
Bunzl PLC	5,519	167,627
Centrica PLC	80,346	189,252
Coca-Cola Europacific Partners PLC	3,770	334,889
Compass Group PLC	27,906	924,201
Diageo PLC	36,562	840,551
Entain PLC	9,615	100,090
GSK PLC	67,300	1,574,176
Haleon PLC	147,411	685,728
Halma PLC	6,211	289,332
Hikma Pharmaceuticals PLC	2,927	70,713
HSBC Holdings PLC	287,438	4,015,476
Imperial Brands PLC	12,639	502,267
Informa PLC	21,443	272,626
InterContinental Hotels Group PLC	2,406	290,537
International Consolidated Airlines Group SA	19,800	108,726
Intertek Group PLC	2,666	177,393
J Sainsbury PLC	27,386	122,897
JD Sports Fashion PLC	37,644	46,080
Kingfisher PLC	29,451	119,474
Land Securities Group PLC	12,282	100,278
Legal & General Group PLC	94,253	294,444
Lloyds Banking Group PLC	987,093	1,155,140
London Stock Exchange Group PLC	7,830	975,756
M&G PLC	36,852	127,470
Marks & Spencer Group PLC	33,609	175,637
Melrose Industries PLC	21,198	174,216
Mondi PLC	7,204	80,462
National Grid PLC	80,694	1,208,488
NatWest Group PLC	134,129	1,029,039

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
United Kingdom — 13.9% (continued)
Next PLC	1,903	357,496
Pearson PLC	9,941	138,431
Phoenix Group Holdings PLC	11,931	105,641
Reckitt Benckiser Group PLC	11,189	854,893
RELX PLC	30,243	1,333,744
Rentokil Initial PLC	42,093	233,190
Rio Tinto PLC	18,744	1,350,872
Rolls-Royce Holdings PLC	139,229	2,134,503
Schroders PLC	11,584	57,737
Segro PLC	21,454	196,556
Severn Trent PLC	4,515	164,951
Shell PLC	97,104	3,632,428
Smith & Nephew PLC	13,935	257,205
Smiths Group PLC	5,630	186,235
Spirax Group PLC	1,188	110,730
SSE PLC	18,090	455,334
Standard Chartered PLC	32,476	665,341
Tesco PLC	107,931	651,378
The Sage Group PLC	15,758	237,961
Unilever PLC	40,402	2,435,663
United Utilities Group PLC	11,267	177,692
Vodafone Group PLC	319,792	387,090
Whitbread PLC	2,853	108,579
Wise PLC, Cl. A(b)	10,831	137,520
WPP PLC	17,969	67,867
		45,903,396
Total Common Stocks (cost $133,563,066)		324,644,009

	Preferred Dividend Rate (%)
Preferred Stocks — .3%
Germany — .3%
Bayerische Motoren Werke AG	4.32	929	80,364
Dr. Ing. h.c. F. Porsche AG(a),(c)	2.31	1,813	94,979
Henkel AG & Co. KGaA	2.04	2,597	210,319
Porsche Automobil Holding SE	1.91	2,478	98,427
Sartorius AG	0.74	427	117,188
Volkswagen AG	6.36	3,442	357,941
Total Preferred Stocks (cost $804,802)			959,218

1-Day Yield (%)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,480,767)	4.22	2,480,767	2,480,767

SCHEDULE OF INVESTMENTS (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $252,988)	4.22	252,988	252,988
Total Investments (cost $137,101,623)		99.3%	328,336,982
Cash and Receivables (Net)		.7%	2,184,137
Net Assets		100.0%	330,521,119

ADR—American Depositary Receipt
BR—Bearer Certificate
CDI—CREST Depository Interest
CVA—Company Voluntary Arrangement
PC—Participation Certificate
REIT—Real Estate Investment Trust

(a)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $2,457,156 and the value of the collateral was
$2,611,420, consisting of cash collateral of $252,988 and U.S. Government & Agency securities valued at $2,358,432.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to $3,722,229 or 1.1% of net assets.

(d)	The fund held Level 3 securities at October 31, 2025. These securities were valued at $1 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	2,882,065	47,693,985	(48,095,283)	2,480,767	203,088
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	636,503	4,883,768	(5,267,283)	252,988	3,897††
Total - .8%	3,518,568	52,577,753	(53,362,566)	2,733,755	206,985

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
MSCI EAFE Index	25	12/19/2025	3,526,276	3,508,875	(17,401)
Gross Unrealized Depreciation					(17,401)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $2,457,156)—Note 1(c):
Unaffiliated issuers	134,367,868	325,603,227
Affiliated issuers	2,733,755	2,733,755
Cash denominated in foreign currency	228,299	226,447
Cash collateral held by broker—Note 4		155,000
Tax reclaim receivable—Note 1(b)		1,786,161
Dividends and securities lending income receivable		826,938
Receivable for shares of Common Stock subscribed		49,081
		331,380,609
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		138,639
Payable for shares of Common Stock redeemed		390,848
Liability for securities on loan—Note 1(c)		252,988
Payable for investment securities purchased		53,148
Directors’ fees and expenses payable		13,805
Payable for futures variation margin—Note 4		10,062
		859,490
Net Assets ($)		330,521,119
Composition of Net Assets ($):
Paid-in capital		142,516,741
Total distributable earnings (loss)		188,004,378
Net Assets ($)		330,521,119

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	238,991,126	91,529,993
Shares Outstanding	9,905,808	3,792,791
Net Asset Value Per Share ($)	24.13	24.13
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $901,318 foreign taxes withheld at source):
Unaffiliated issuers	8,824,634
Affiliated issuers	203,088
Interest	15,428
Affiliated income net of rebates from securities lending—Note 1(c)	3,897
Total Income	9,047,047
Expenses:
Management fee—Note 3(a)	1,108,688
Shareholder servicing costs—Note 3(b)	562,176
Directors’ fees—Notes 3(a) and 3(c)	29,050
Loan commitment fees—Note 2	7,856
Interest expense—Note 2	98
Total Expenses	1,707,868
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(29,050)
Net Expenses	1,678,818
Net Investment Income	7,368,229
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	18,602,206
Net realized gain (loss) on futures	574,396
Net Realized Gain (Loss)	19,176,602
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	38,217,741
Net change in unrealized appreciation (depreciation) on futures	139,578
Net Change in Unrealized Appreciation (Depreciation)	38,357,319
Net Realized and Unrealized Gain (Loss) on Investments	57,533,921
Net Increase in Net Assets Resulting from Operations	64,902,150
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
Operations ($):
Net investment income	7,368,229	7,957,163
Net realized gain (loss) on investments	19,176,602	16,098,243
Net change in unrealized appreciation (depreciation) on investments	38,357,319	39,022,698
Net Increase (Decrease) in Net Assets Resulting from Operations	64,902,150	63,078,104
Distributions ($):
Distributions to shareholders:
Investor Shares	(6,469,086)	(7,044,295)
Class I	(2,981,216)	(3,395,774)
Total Distributions	(9,450,302)	(10,440,069)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	27,752,073	29,133,077
Class I	9,088,541	14,084,814
Distributions reinvested:
Investor Shares	6,347,642	6,925,192
Class I	1,400,751	1,205,841
Cost of shares redeemed:
Investor Shares	(55,021,189)	(54,711,642)
Class I	(27,906,787)	(34,570,994)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(38,338,969)	(37,933,712)
Total Increase (Decrease) in Net Assets	17,112,879	14,704,323
Net Assets ($):
Beginning of Period	313,408,240	298,703,917
End of Period	330,521,119	313,408,240
Capital Share Transactions (Shares):
Investor Shares(a)
Shares sold	1,279,093	1,472,933
Shares issued for distributions reinvested	332,163	362,765
Shares redeemed	(2,562,937)	(2,724,965)
Net Increase (Decrease) in Shares Outstanding	(951,681)	(889,267)
Class I(a)
Shares sold	429,791	702,900
Shares issued for distributions reinvested	73,454	63,266
Shares redeemed	(1,284,595)	(1,741,156)
Net Increase (Decrease) in Shares Outstanding	(781,350)	(974,990)

(a)
During the period ended October 31, 2025, 13,026 Class I shares representing $287,043 were exchanged for 13,019 Investor shares and during the period ended
October 31, 2024, 3,251 Investor shares representing $77,193 were exchanged for 3,252 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
Investor Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	20.31	17.27	15.40	20.78	15.85
Investment Operations:
Net investment income(a)	.49	.46	.44	.41	.39
Net realized and unrealized gain (loss) on investments	3.93	3.19	1.81	(5.10)	4.85
Total from Investment Operations	4.42	3.65	2.25	(4.69)	5.24
Distributions:
Dividends from net investment income	(.60 )	(.61 )	(.38 )	(.69 )	(.31 )
Net asset value, end of period	24.13	20.31	17.27	15.40	20.78
Total Return (%)	22.55	21.33	14.67	(23.36)	33.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets(b)	.60	.60	.61	.60	.60
Ratio of net investment income to average net assets(b)	2.25	2.32	2.45	2.27	2.00
Portfolio Turnover Rate	3.73	3.67	2.40	3.41	2.99
Net Assets, end of period ($ x 1,000)	238,991	220,477	202,830	229,028	303,693

(a)	Based on average shares outstanding.
(b)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

	Year Ended October 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	20.32	17.28	15.41	20.80	15.86
Investment Operations:
Net investment income(a)	.54	.51	.48	.47	.45
Net realized and unrealized gain (loss) on investments	3.93	3.19	1.81	(5.12)	4.84
Total from Investment Operations	4.47	3.70	2.29	(4.65)	5.29
Distributions:
Dividends from net investment income	(.66 )	(.66 )	(.42 )	(.74 )	(.35 )
Net asset value, end of period	24.13	20.32	17.28	15.41	20.80
Total Return (%)	22.83	21.64	14.96	(23.18)	33.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.36	.36	.36	.36	.36
Ratio of net expenses to average net assets(b)	.35	.35	.36	.35	.35
Ratio of net investment income to average net assets(b)	2.50	2.57	2.69	2.60	2.26
Portfolio Turnover Rate	3.73	3.67	2.40	3.41	2.99
Net Assets, end of period ($ x 1,000)	91,530	92,931	95,874	120,712	242,341

(a)	Based on average shares outstanding.
(b)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE®). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

NOTES TO FINANCIAL STATEMENTS (continued)
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	324,644,008	—	1	324,644,009
Equity Securities - Preferred Stocks	959,218	—	—	959,218
Investment Companies	2,733,755	—	—	2,733,755
	328,336,981	—	1	328,336,982
Liabilities ($)
Other Financial Instruments:
Futures††	(17,401)	—	—	(17,401)
	(17,401)	—	—	(17,401)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (continued)
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2025, BNY earned $532 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	2,457,156
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(2,457,156)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events

NOTES TO FINANCIAL STATEMENTS (continued)
in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $10,526,495, undistributed capital gains $3,729,543 and unrealized appreciation $173,748,340.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows: ordinary income $9,450,302 and $10,440,069, respectively.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facil

NOTES TO FINANCIAL STATEMENTS (continued)
ity”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended October 31, 2025, the fund was charged $98 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended October 31, 2025 was approximately $2,740 with a related weighted average annualized interest rate of 3.58%. As of October 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions, and commitment fees on borrowings, if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended October 31, 2025, fees reimbursed by the Adviser amounted to $29,050.
(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2025, Investor shares were charged $562,176 pursuant to the Shareholder Services Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $99,333, Shareholder Services Plan fees of $51,056, which are offset against an expense reimbursement currently in effect in the amount of $11,750.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended October 31, 2025, amounted to $11,546,446 and $50,264,254, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended October 31, 2025 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash

NOTES TO FINANCIAL STATEMENTS (continued)
equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2025 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of October 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	-	Equity Risk	(17,401)(1)
Gross fair value of derivative contracts	-		(17,401)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	574,396	574,396
Total	574,396	574,396

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	139,578	139,578
Total	139,578	139,578

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2025:
Average Market Value ($)
Futures:
Equity Futures Long	5,788,873
At October 31, 2025, the cost of investments for federal income tax purposes was $154,655,021; accordingly, accumulated net unrealized appreciation on investments was $173,681,961, consisting of $194,416,185 gross unrealized appreciation and $20,734,224 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon International Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon International Stock Index Fund (the “Fund”) (one of the funds constituting  BNY Mellon Index Funds, Inc. (the “Company”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Index Funds, Inc.) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 22, 2025

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended October 31, 2025:
●the total amount of taxes paid to foreign countries was $895,676.
●the total amount of income sourced from foreign countries was $9,866,574.
As required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2025 calendar year with Form 1099-DIV which will be mailed in early 2026. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $9,028,961 represents the maximum amount that may be considered qualified dividend income.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0079NCSRAR1025

BNY Mellon S&P 500 Index Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

Class	Ticker
Single Share	PEOPX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon S&P 500 Index Fund
SCHEDULE OF INVESTMENTS
October 31, 2025

Description	Shares	Value ($)
Common Stocks — 98.6%
Automobiles & Components — 2.4%
Aptiv PLC(a)	9,228	748,391
Ford Motor Co.	174,831	2,295,531
General Motors Co.	42,162	2,912,973
Tesla, Inc.(a)	124,297	56,749,038
		62,705,933
Banks — 3.4%
Bank of America Corp.	301,841	16,133,401
Citigroup, Inc.	81,429	8,243,058
Citizens Financial Group, Inc.	19,157	974,517
Fifth Third Bancorp	30,217	1,257,632
Huntington Bancshares, Inc.	67,250	1,038,340
JPMorgan Chase & Co.	121,799	37,894,105
KeyCorp	39,713	698,552
M&T Bank Corp.	6,765	1,243,881
Regions Financial Corp.	40,436	978,551
The PNC Financial Services Group, Inc.	17,437	3,183,124
Truist Financial Corp.	56,631	2,527,441
U.S. Bancorp	68,931	3,217,699
Wells Fargo & Co.	141,895	12,340,608
		89,730,909
Capital Goods — 5.8%
3M Co.	23,687	3,943,886
A.O. Smith Corp.	5,208	343,676
Allegion PLC	3,993	661,920
AMETEK, Inc.	10,286	2,078,903
Axon Enterprise, Inc.(a)	3,502	2,564,269
Builders FirstSource, Inc.(a)	5,254	610,357
Carrier Global Corp.	35,434	2,107,969
Caterpillar, Inc.	20,751	11,978,722
Cummins, Inc.	6,048	2,647,089
Deere & Co.	11,090	5,119,477
Dover Corp.	5,788	1,050,290
Eaton Corp. PLC	17,156	6,546,043
EMCOR Group, Inc.	1,929	1,303,580
Emerson Electric Co.	25,130	3,507,394
Fastenal Co.	51,545	2,121,077
Fortive Corp.	14,504	730,131
GE Vernova, Inc.	12,039	7,044,500
Generac Holdings, Inc.(a)	2,830	475,497
General Dynamics Corp.	11,183	3,857,017
General Electric Co.	46,972	14,511,999
Honeywell International, Inc.	28,378	5,713,343
Howmet Aerospace, Inc.	17,856	3,677,443
Hubbell, Inc.	2,357	1,107,790
Huntington Ingalls Industries, Inc.	1,537	494,945
IDEX Corp.	3,472	595,309
Illinois Tool Works, Inc.	11,927	2,909,234
Ingersoll Rand, Inc.	15,942	1,216,853
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.6% (continued)
Capital Goods — 5.8% (continued)
Johnson Controls International PLC	28,714	3,284,594
L3Harris Technologies, Inc.	8,283	2,394,615
Lennox International, Inc.	1,441	727,705
Lockheed Martin Corp.	9,042	4,447,579
Masco Corp.	8,909	576,947
Nordson Corp.	2,182	506,115
Northrop Grumman Corp.	6,026	3,515,870
Otis Worldwide Corp.	17,079	1,584,248
PACCAR, Inc.	23,359	2,298,526
Parker-Hannifin Corp.	5,672	4,383,492
Pentair PLC	7,321	778,588
Quanta Services, Inc.	6,600	2,964,258
Rockwell Automation, Inc.	4,949	1,823,014
RTX Corp.	59,273	10,580,230
Snap-on, Inc.	2,309	774,785
Stanley Black & Decker, Inc.	7,272	492,460
Textron, Inc.	7,479	604,378
The Boeing Company(a)	33,494	6,732,964
Trane Technologies PLC	9,970	4,473,041
TransDigm Group, Inc.	2,491	3,259,498
United Rentals, Inc.	2,897	2,523,808
W.W. Grainger, Inc.	1,927	1,886,533
Westinghouse Air Brake Technologies Corp.	7,407	1,514,287
Xylem, Inc.	10,984	1,656,936
		152,703,184
Commercial & Professional Services — .9%
Automatic Data Processing, Inc.	17,955	4,673,686
Broadridge Financial Solutions, Inc.	5,252	1,157,541
Cintas Corp.	15,019	2,752,532
Copart, Inc.(a)	40,127	1,725,862
Dayforce, Inc.(a)	7,022	482,692
Equifax, Inc.	5,423	1,144,795
Jacobs Solutions, Inc.	5,154	803,045
Leidos Holdings, Inc.	5,861	1,116,345
Paychex, Inc.	14,533	1,700,797
Paycom Software, Inc.	2,400	449,016
Republic Services, Inc.	9,037	1,881,865
Rollins, Inc.	12,350	711,484
Veralto Corp.	10,678	1,053,705
Verisk Analytics, Inc.	6,045	1,322,404
Waste Management, Inc.	16,335	3,263,243
		24,239,012
Consumer Discretionary Distribution & Retail — 5.7%
Amazon.com, Inc.(a)	429,882	104,985,782
AutoZone, Inc.(a)	734	2,697,032
Best Buy Co., Inc.	8,668	711,990
eBay, Inc.	20,336	1,653,520
Genuine Parts Co.	6,282	799,761
LKQ Corp.	11,752	375,594
Lowe’s Companies, Inc.	24,824	5,911,339
O’Reilly Automotive, Inc.(a)	37,734	3,563,599
4

Description	Shares	Value ($)
Common Stocks — 98.6% (continued)
Consumer Discretionary Distribution & Retail — 5.7% (continued)
Pool Corp.	1,587	423,824
Ross Stores, Inc.	14,289	2,270,808
The Home Depot, Inc.	44,070	16,728,531
The TJX Companies, Inc.	49,192	6,893,767
Tractor Supply Co.	23,340	1,262,927
Ulta Beauty, Inc.(a)	1,905	990,371
Williams-Sonoma, Inc.(b)	5,316	1,033,112
		150,301,957
Consumer Durables & Apparel — .5%
D.R. Horton, Inc.	12,067	1,798,948
Deckers Outdoor Corp.(a)	6,656	542,464
Garmin Ltd.	7,280	1,557,483
Hasbro, Inc.	5,848	446,261
Lennar Corp., Cl. A	9,827	1,216,288
Lululemon Athletica, Inc.(a),(b)	4,662	795,057
Mohawk Industries, Inc.(a)	2,527	287,168
NIKE, Inc., Cl. B	52,888	3,416,036
NVR, Inc.(a)	129	930,196
PulteGroup, Inc.	8,948	1,072,597
Ralph Lauren Corp.	1,736	554,930
Tapestry, Inc.	9,589	1,053,064
		13,670,492
Consumer Services — 1.7%
Airbnb, Inc., Cl. A(a)	19,261	2,437,287
Booking Holdings, Inc.	1,436	7,291,635
Carnival Corp.(a)	48,602	1,401,196
Chipotle Mexican Grill, Inc.(a)	58,644	1,858,428
Darden Restaurants, Inc.	5,221	940,563
Domino’s Pizza, Inc.	1,391	554,258
DoorDash, Inc., Cl. A(a)	16,530	4,204,736
Expedia Group, Inc.	5,394	1,186,680
Hilton Worldwide Holdings, Inc.	10,430	2,680,093
Las Vegas Sands Corp.	13,578	805,854
Marriott International, Inc., Cl. A	10,048	2,618,308
McDonald’s Corp.	31,609	9,433,074
MGM Resorts International(a)	9,453	302,780
Norwegian Cruise Line Holdings Ltd.(a)	20,231	453,579
Royal Caribbean Cruises Ltd.	11,097	3,182,953
Starbucks Corp.	50,005	4,043,904
Wynn Resorts Ltd.(b)	3,469	412,776
Yum! Brands, Inc.	12,407	1,714,771
		45,522,875
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	19,644	17,904,524
Dollar General Corp.	9,294	916,946
Dollar Tree, Inc.(a)	8,060	798,907
Sysco Corp.	20,923	1,554,161
Target Corp.	20,020	1,856,254
The Kroger Company	27,305	1,737,417
Walmart, Inc.	194,419	19,671,315
		44,439,524
5

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.6% (continued)
Energy — 2.8%
APA Corp.(b)	14,632	331,415
Baker Hughes Co.	42,893	2,076,450
Chevron Corp.	85,247	13,445,157
ConocoPhillips	55,639	4,944,082
Coterra Energy, Inc.	34,632	819,393
Devon Energy Corp.	28,236	917,388
Diamondback Energy, Inc.	8,532	1,221,697
EOG Resources, Inc.	24,110	2,551,802
EQT Corp.	27,723	1,485,398
Expand Energy Corp.	10,551	1,090,024
Exxon Mobil Corp.	188,839	21,595,628
Halliburton Co.	37,766	1,013,639
Kinder Morgan, Inc.	85,442	2,237,726
Marathon Petroleum Corp.	13,308	2,593,862
Occidental Petroleum Corp.	32,585	1,342,502
ONEOK, Inc.	28,171	1,887,457
Phillips 66	18,045	2,456,646
SLB Ltd.	65,286	2,354,213
Targa Resources Corp.	9,473	1,459,221
Texas Pacific Land Corp.(b)	865	816,024
The Williams Companies, Inc.	54,650	3,162,596
Valero Energy Corp.	13,897	2,356,375
		72,158,695
Equity Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities, Inc.(c)	6,205	361,255
American Tower Corp.(c)	20,741	3,712,224
AvalonBay Communities, Inc.(c)	6,133	1,066,651
BXP, Inc.(b),(c)	7,305	520,043
Camden Property Trust(c)	4,456	443,283
Crown Castle, Inc.(c)	19,282	1,739,622
Digital Realty Trust, Inc.(c)	14,189	2,417,947
Equinix, Inc.(c)	4,327	3,660,685
Equity Residential(c)	16,024	952,467
Essex Property Trust, Inc.(c)	2,932	738,190
Extra Space Storage, Inc.(c)	9,314	1,243,792
Federal Realty Investment Trust(c)	3,781	363,694
Healthpeak Properties, Inc.(c)	31,338	562,517
Host Hotels & Resorts, Inc.(c)	28,267	452,837
Invitation Homes, Inc.(c)	26,230	738,374
Iron Mountain, Inc.(c)	13,166	1,355,440
Kimco Realty Corp.(c)	26,309	543,544
Mid-America Apartment Communities, Inc.(c)	4,829	619,223
Prologis, Inc.(c)	40,998	5,087,442
Public Storage(c)	7,031	1,958,555
Realty Income Corp.(c)	40,499	2,348,132
Regency Centers Corp.(c)	7,180	495,061
SBA Communications Corp.(c)	4,722	904,169
Simon Property Group, Inc.(c)	14,515	2,551,156
UDR, Inc.(c)	13,940	469,639
Ventas, Inc.(c)	19,907	1,468,937
VICI Properties, Inc.(c)	46,939	1,407,701
6

Description	Shares	Value ($)
Common Stocks — 98.6% (continued)
Equity Real Estate Investment Trusts — 1.7% (continued)
Welltower, Inc.(c)	29,865	5,406,760
Weyerhaeuser Co.(c)	33,658	774,134
		44,363,474
Financial Services — 7.6%
American Express Co.	24,043	8,673,031
Ameriprise Financial, Inc.	4,131	1,870,393
Apollo Global Management, Inc.	20,702	2,573,466
Berkshire Hathaway, Inc., Cl. B(a)	81,225	38,788,186
Blackrock, Inc.	6,365	6,892,086
Blackstone, Inc.	32,649	4,787,649
Block, Inc.(a)	24,853	1,887,337
Capital One Financial Corp.	28,478	6,264,875
Cboe Global Markets, Inc.	4,538	1,114,714
CME Group, Inc.	16,112	4,277,575
Coinbase Global, Inc., Cl. A(a)	10,122	3,479,741
Corpay, Inc.(a)	3,014	784,695
FactSet Research Systems, Inc.	1,620	432,216
Fidelity National Information Services, Inc.	22,664	1,416,953
Fiserv, Inc.(a)	24,345	1,623,568
Franklin Resources, Inc.	15,253	344,870
Global Payments, Inc.	10,585	823,090
Interactive Brokers Group, Inc., Cl. A	19,535	1,374,483
Intercontinental Exchange, Inc.	25,177	3,683,143
Invesco Ltd.	20,682	490,163
Jack Henry & Associates, Inc.	3,013	448,756
KKR & Co., Inc.	30,730	3,636,281
Mastercard, Inc., Cl. A	36,565	20,183,514
Moody’s Corp.	6,832	3,281,410
Morgan Stanley	53,696	8,806,144
MSCI, Inc.	3,363	1,979,294
Nasdaq, Inc.	19,814	1,693,899
Northern Trust Corp.	8,283	1,065,774
PayPal Holdings, Inc.(a)	42,761	2,962,054
Raymond James Financial, Inc.	8,061	1,279,039
Robinhood Markets, Inc., Cl. A(a)	34,025	4,994,190
S&P Global, Inc.	13,814	6,730,319
State Street Corp.	12,883	1,490,048
Synchrony Financial	16,958	1,261,336
T. Rowe Price Group, Inc.	9,786	1,003,359
The Bank of New York Mellon Corp.	31,238	3,371,517
The Charles Schwab Corp.	76,088	7,191,838
The Goldman Sachs Group, Inc.	13,409	10,584,662
Visa, Inc., Cl. A(b)	75,243	25,638,300
		199,183,968
Food, Beverage & Tobacco — 2.0%
Altria Group, Inc.	74,160	4,181,141
Archer-Daniels-Midland Co.	21,811	1,320,220
Brown-Forman Corp., Cl. B(b)	7,711	209,970
Bunge Global SA	6,160	582,736
Conagra Brands, Inc.	23,606	405,787
Constellation Brands, Inc., Cl. A(b)	6,065	796,820
7

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.6% (continued)
Food, Beverage & Tobacco — 2.0% (continued)
General Mills, Inc.	22,996	1,071,844
Hormel Foods Corp.	13,387	289,025
Kellanova	12,213	1,014,412
Keurig Dr. Pepper, Inc.	59,145	1,606,378
Lamb Weston Holdings, Inc.	6,592	406,924
McCormick & Co., Inc.	11,642	746,951
Molson Coors Beverage Co., Cl. B	7,691	336,250
Mondelez International, Inc., Cl. A	56,834	3,265,682
Monster Beverage Corp.(a)	31,353	2,095,321
PepsiCo, Inc.	60,643	8,859,336
Philip Morris International, Inc.	68,949	9,951,409
The Campbell’s Company(b)	8,311	250,410
The Coca-Cola Company	171,566	11,820,897
The Hershey Company	6,817	1,156,368
The J.M. Smucker Company	4,881	505,428
The Kraft Heinz Company	37,004	915,109
Tyson Foods, Inc., Cl. A	11,603	596,510
		52,384,928
Health Care Equipment & Services — 3.6%
Abbott Laboratories	77,093	9,530,237
Align Technology, Inc.(a)	3,109	428,669
Baxter International, Inc.	23,310	430,536
Becton Dickinson & Co.	12,635	2,258,001
Boston Scientific Corp.(a)	65,634	6,610,656
Cardinal Health, Inc.	10,577	2,017,774
Cencora, Inc.	8,593	2,902,801
Centene Corp.(a)	19,801	700,361
CVS Health Corp.	56,180	4,390,467
DaVita, Inc.(a)	1,951	232,208
Dexcom, Inc.(a)	17,555	1,022,052
Edwards Lifesciences Corp.(a)	26,447	2,180,555
Elevance Health, Inc.	9,915	3,145,038
GE HealthCare Technologies, Inc.	20,506	1,536,925
HCA Healthcare, Inc.	7,301	3,356,124
Henry Schein, Inc.(a)	5,233	330,726
Hologic, Inc.(a)	9,977	737,400
Humana, Inc.	5,280	1,468,843
IDEXX Laboratories, Inc.(a)	3,501	2,203,914
Insulet Corp.(a)	3,091	967,514
Intuitive Surgical, Inc.(a)	15,879	8,483,832
Labcorp Holdings, Inc.	3,638	923,906
McKesson Corp.	5,491	4,455,068
Medtronic PLC	56,958	5,166,091
Molina Healthcare, Inc.(a)	2,231	341,477
Quest Diagnostics, Inc.	5,006	880,806
ResMed, Inc.(b)	6,575	1,623,236
Solventum Corp.(a)	6,072	419,211
STERIS PLC	4,542	1,070,549
Stryker Corp.	15,271	5,440,141
The Cigna Group	11,782	2,879,639
The Cooper Companies, Inc.(a)	8,388	586,405
8

Description	Shares	Value ($)
Common Stocks — 98.6% (continued)
Health Care Equipment & Services — 3.6% (continued)
UnitedHealth Group, Inc.	40,116	13,702,021
Universal Health Services, Inc., Cl. B	2,428	526,900
Zimmer Biomet Holdings, Inc.	8,737	878,593
		93,828,676
Household & Personal Products — .9%
Church & Dwight Co., Inc.	11,016	965,993
Colgate-Palmolive Co.	35,546	2,738,819
Kenvue, Inc.	87,801	1,261,700
Kimberly-Clark Corp.	14,847	1,777,335
The Clorox Company	5,595	629,214
The Estee Lauder Companies, Inc., Cl. A	10,886	1,052,567
The Procter & Gamble Company	103,754	15,601,489
		24,027,117
Insurance — 1.7%
Aflac, Inc.	21,231	2,275,751
American International Group, Inc.	24,548	1,938,310
Aon PLC, Cl. A	9,489	3,232,712
Arch Capital Group Ltd.	16,324	1,408,924
Arthur J. Gallagher & Co.	11,370	2,836,701
Assurant, Inc.	2,319	490,979
Brown & Brown, Inc.	12,681	1,011,183
Chubb Ltd.	16,433	4,550,955
Cincinnati Financial Corp.	7,083	1,094,961
Erie Indemnity Co., Cl. A(b)	1,098	321,319
Everest Group Ltd.	1,932	607,653
Globe Life, Inc.	3,757	494,083
Loews Corp.	7,745	771,092
Marsh & McLennan Cos., Inc.	21,632	3,853,741
MetLife, Inc.	24,519	1,957,106
Principal Financial Group, Inc.	8,242	692,658
Prudential Financial, Inc.	15,871	1,650,584
The Allstate Corp.	11,486	2,199,799
The Hartford Insurance Group, Inc.	12,454	1,546,538
The Progressive Corp.	25,966	5,348,996
The Travelers Companies, Inc.	9,942	2,670,620
W. R. Berkley Corp.	13,696	977,073
Willis Towers Watson PLC	4,214	1,319,403
		43,251,141
Materials — 1.6%
Air Products and Chemicals, Inc.	9,979	2,420,806
Albemarle Corp.	5,264	517,083
Amcor PLC	105,422	832,834
Avery Dennison Corp.	3,471	607,043
Ball Corp.	11,433	537,351
CF Industries Holdings, Inc.	7,357	612,764
Corteva, Inc.	29,759	1,828,393
Dow, Inc.	33,080	788,958
DuPont de Nemours, Inc.	18,999	1,551,268
Eastman Chemical Co.	5,221	310,754
Ecolab, Inc.	11,195	2,870,398
Freeport-McMoRan, Inc.	63,783	2,659,751
9

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.6% (continued)
Materials — 1.6% (continued)
International Flavors & Fragrances, Inc.(a)	10,746	676,676
International Paper Co.	22,995	888,527
Linde PLC	20,766	8,686,418
LyondellBasell Industries NV, Cl. A	11,835	549,381
Martin Marietta Materials, Inc.	2,712	1,662,727
Newmont Corp.	48,293	3,910,284
Nucor Corp.	9,847	1,477,542
Packaging Corp. of America	3,935	770,316
PPG Industries, Inc.	10,004	977,891
Smurfit WestRock PLC	24,267	895,938
Solstice Advanced Materials, Inc.(a)	7,095	319,749
Steel Dynamics, Inc.	6,032	945,818
The Mosaic Company	15,414	423,114
The Sherwin-Williams Company	10,197	3,517,353
Vulcan Materials Co.	5,773	1,671,283
		42,910,420
Media & Entertainment — 9.2%
Alphabet, Inc., Cl. A(a)	257,662	72,451,978
Alphabet, Inc., Cl. C	206,847	58,293,621
Charter Communications, Inc., Cl. A(a),(b)	4,156	971,839
Comcast Corp., Cl. A	165,178	4,597,730
Electronic Arts, Inc.	9,934	1,987,396
Fox Corp., Cl. A	9,421	609,068
Fox Corp., Cl. B	5,566	325,110
Live Nation Entertainment, Inc.(a),(b)	6,663	996,318
Match Group, Inc.	12,332	398,817
Meta Platforms, Inc., Cl. A	96,073	62,288,930
Netflix, Inc.(a)	18,822	21,059,183
News Corp., Cl. A	17,478	463,167
News Corp., Cl. B(b)	2,866	87,327
Omnicom Group, Inc.(b)	8,614	646,222
Paramount Skydance Corp., Cl. B(b)	14,614	224,909
Take-Two Interactive Software, Inc.(a)	7,602	1,948,925
The Interpublic Group of Companies, Inc.	15,445	396,319
The Trade Desk, Inc., Cl. A(a)	18,570	933,700
The Walt Disney Company	79,639	8,968,944
TKO Group Holdings, Inc.	3,005	566,142
Warner Bros Discovery, Inc.(a)	110,643	2,483,935
		240,699,580
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
AbbVie, Inc.	78,249	17,061,412
Agilent Technologies, Inc.	12,788	1,871,652
Amgen, Inc.	23,847	7,116,660
Biogen, Inc.(a)	6,486	1,000,595
Bio-Techne Corp.(b)	7,138	446,625
Bristol-Myers Squibb Co.	90,736	4,180,208
Charles River Laboratories International, Inc.(a)	2,270	408,759
Danaher Corp.	28,153	6,063,593
Eli Lilly & Co.	35,215	30,385,615
Gilead Sciences, Inc.	54,961	6,583,778
Incyte Corp.(a)	7,027	656,884
10

Description	Shares	Value ($)
Common Stocks — 98.6% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.3% (continued)
IQVIA Holdings, Inc.(a)	7,489	1,621,069
Johnson & Johnson	106,676	20,147,896
Merck & Co., Inc.	110,638	9,512,655
Mettler-Toledo International, Inc.(a)	880	1,246,335
Moderna, Inc.(a),(b)	14,708	399,469
Pfizer, Inc.	252,539	6,225,086
Regeneron Pharmaceuticals, Inc.	4,512	2,940,922
Revvity, Inc.(b)	4,987	466,733
Thermo Fisher Scientific, Inc.	16,710	9,481,087
Vertex Pharmaceuticals, Inc.(a)	11,308	4,812,346
Viatris, Inc.	51,666	535,260
Waters Corp.(a)	2,752	962,099
West Pharmaceutical Services, Inc.	3,132	883,443
Zoetis, Inc.	19,601	2,824,308
		137,834,489
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A(a)	12,918	1,969,091
CoStar Group, Inc.(a)	18,691	1,286,127
		3,255,218
Semiconductors & Semiconductor Equipment — 14.8%
Advanced Micro Devices, Inc.(a)	71,883	18,410,674
Analog Devices, Inc.	22,034	5,158,820
Applied Materials, Inc.	35,546	8,285,773
Broadcom, Inc.	208,338	77,007,976
First Solar, Inc.(a)	4,585	1,223,920
Intel Corp.(a)	193,530	7,739,265
KLA Corp.	5,845	7,065,085
Lam Research Corp.	56,372	8,876,335
Microchip Technology, Inc.	24,277	1,515,370
Micron Technology, Inc.	49,571	11,092,503
Monolithic Power Systems, Inc.	2,118	2,128,590
NVIDIA Corp.	1,080,789	218,848,965
NXP Semiconductors NV	11,070	2,314,958
ON Semiconductor Corp.(a)	17,504	876,600
QUALCOMM, Inc.	47,773	8,642,136
Skyworks Solutions, Inc.	6,355	493,911
Teradyne, Inc.	7,134	1,296,676
Texas Instruments, Inc.	40,500	6,539,130
		387,516,687
Software & Services — 11.9%
Accenture PLC, Cl. A	27,589	6,900,009
Adobe, Inc.(a)	18,750	6,380,812
Akamai Technologies, Inc.(a)	6,463	485,371
AppLovin Corp., Cl. A(a)	11,991	7,642,224
Autodesk, Inc.(a)	9,538	2,874,181
Cadence Design Systems, Inc.(a)	11,944	4,045,313
Cognizant Technology Solutions Corp., Cl. A	21,985	1,602,267
CrowdStrike Holdings, Inc., Cl. A(a)	11,040	5,994,830
Datadog, Inc., Cl. A(a)	14,422	2,348,046
EPAM Systems, Inc.(a)	2,156	352,592
Fair Isaac Corp.(a)	1,075	1,783,995
11

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.6% (continued)
Software & Services — 11.9% (continued)
Fortinet, Inc.(a)	28,754	2,485,208
Gartner, Inc.(a)	3,327	826,227
Gen Digital, Inc.	24,862	655,362
GoDaddy, Inc., Cl. A(a)	6,144	817,951
International Business Machines Corp.	41,261	12,684,044
Intuit, Inc.	12,356	8,248,248
Microsoft Corp.	329,249	170,488,425
Oracle Corp.	73,406	19,277,150
Palantir Technologies, Inc., Cl. A(a)	100,738	20,194,947
Palo Alto Networks, Inc.(a),(b)	29,474	6,491,354
PTC, Inc.(a)	5,179	1,028,239
Roper Technologies, Inc.	4,824	2,152,227
Salesforce, Inc.	42,346	11,027,322
ServiceNow, Inc.(a)	9,213	8,469,327
Synopsys, Inc.(a)	8,196	3,719,509
Tyler Technologies, Inc.(a)	1,978	942,042
VeriSign, Inc.	3,625	869,275
Workday, Inc., Cl. A(a)	9,457	2,268,923
		313,055,420
Technology Hardware & Equipment — 8.9%
Amphenol Corp., Cl. A	53,919	7,513,073
Apple, Inc.	657,349	177,727,448
Arista Networks, Inc.(a)	45,563	7,184,829
CDW Corp.	5,794	923,390
Cisco Systems, Inc.	175,407	12,824,006
Corning, Inc.	34,596	3,081,812
Dell Technologies, Inc., Cl. C	13,649	2,211,274
F5, Inc.(a),(b)	2,568	649,832
Hewlett Packard Enterprise Co.	57,999	1,416,336
HP, Inc.	41,727	1,154,586
Jabil, Inc.	4,894	1,081,036
Keysight Technologies, Inc.(a)	7,528	1,377,323
Motorola Solutions, Inc.	7,380	3,001,520
NetApp, Inc.	9,105	1,072,387
Seagate Technology Holdings PLC	9,518	2,435,466
Super Micro Computer, Inc.(a)	22,472	1,167,645
TE Connectivity PLC	13,088	3,232,867
Teledyne Technologies, Inc.(a)	2,045	1,077,347
Trimble, Inc.(a)	10,595	844,951
Western Digital Corp.	15,171	2,278,836
Zebra Technologies Corp., Cl. A(a)	2,252	606,351
		232,862,315
Telecommunication Services — .8%
AT&T, Inc.	316,724	7,838,919
T-Mobile US, Inc.	21,436	4,502,632
Verizon Communications, Inc.	188,202	7,479,147
		19,820,698
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	5,122	788,737
CSX Corp.	83,149	2,995,027
Delta Air Lines, Inc.	29,279	1,680,029
12

Description	Shares	Value ($)
Common Stocks — 98.6% (continued)
Transportation — 1.3% (continued)
Expeditors International of Washington, Inc.	5,979	728,840
FedEx Corp.	9,613	2,439,972
J.B. Hunt Transport Services, Inc.	3,339	563,824
Norfolk Southern Corp.	9,853	2,792,143
Old Dominion Freight Line, Inc.	8,187	1,149,619
Southwest Airlines Co.(b)	23,879	723,534
Uber Technologies, Inc.(a)	92,373	8,913,994
Union Pacific Corp.	26,165	5,765,981
United Airlines Holdings, Inc.(a)	14,004	1,316,936
United Parcel Service, Inc., Cl. B	32,820	3,164,504
		33,023,140
Utilities — 2.3%
Alliant Energy Corp.	11,415	762,750
Ameren Corp.	12,117	1,236,176
American Electric Power Co., Inc.	23,387	2,812,521
American Water Works Co., Inc.	8,714	1,119,139
Atmos Energy Corp.(b)	7,229	1,241,364
CenterPoint Energy, Inc.	27,687	1,058,751
CMS Energy Corp.	13,766	1,012,489
Consolidated Edison, Inc.	15,935	1,552,228
Constellation Energy Corp.	13,830	5,213,910
Dominion Energy, Inc.(b)	38,415	2,254,576
DTE Energy Co.	9,229	1,250,899
Duke Energy Corp.	34,252	4,257,524
Edison International	17,371	962,006
Entergy Corp.	19,557	1,879,232
Evergy, Inc.(b)	10,678	820,177
Eversource Energy	15,944	1,176,827
Exelon Corp.	45,255	2,087,161
FirstEnergy Corp.	22,725	1,041,487
NextEra Energy, Inc.	91,216	7,424,982
NiSource, Inc.	21,218	893,490
NRG Energy, Inc.	8,353	1,435,547
PG&E Corp.	95,135	1,518,355
Pinnacle West Capital Corp.(b)	4,568	404,359
PPL Corp.(b)	32,620	1,191,282
Public Service Enterprise Group, Inc.	22,595	1,820,253
Sempra	29,138	2,678,948
The AES Corp.	29,429	408,180
The Southern Company	48,990	4,607,020
Vistra Corp.	14,233	2,680,074
WEC Energy Group, Inc.	14,585	1,629,582
Xcel Energy, Inc.	25,867	2,099,624
		60,530,913
Total Common Stocks (cost $397,838,005)		2,584,020,765

13

SCHEDULE OF INVESTMENTS (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.3%
Registered Investment Companies — 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $34,914,917)	4.22	34,914,917	34,914,917
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $161,049)	4.22	161,049	161,049
Total Investments (cost $432,913,971)		99.9%	2,619,096,731
Cash and Receivables (Net)		.1%	1,206,586
Net Assets		100.0%	2,620,303,317

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $26,840,707 and the value of the collateral was
$27,802,640, consisting of cash collateral of $161,049 and U.S. Government & Agency securities valued at $27,641,591.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.3%	32,746,685	251,485,761	(249,317,529)	34,914,917	1,122,233
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	581,977	16,111,018	(16,531,946)	161,049	36,951††
Total - 1.3%	33,328,662	267,596,779	(265,849,475)	35,075,966	1,159,184

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-mini	112	12/19/2025	38,419,514	38,494,400	74,886
Gross Unrealized Appreciation					74,886
See notes to financial statements.
14

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $26,840,707)—Note 1(c):
Unaffiliated issuers	397,838,005	2,584,020,765
Affiliated issuers	35,075,966	35,075,966
Cash collateral held by broker—Note 4		2,510,000
Dividends and securities lending income receivable		1,279,067
Receivable for shares of Common Stock subscribed		577,447
Receivable for futures variation margin—Note 4		109,643
		2,623,572,888
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		1,079,730
Payable for shares of Common Stock redeemed		2,004,426
Liability for securities on loan—Note 1(c)		161,049
Directors’ fees and expenses payable		24,366
		3,269,571
Net Assets ($)		2,620,303,317
Composition of Net Assets ($):
Paid-in capital		207,321,702
Total distributable earnings (loss)		2,412,981,615
Net Assets ($)		2,620,303,317
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		38,859,177
Net Asset Value Per Share ($)		67.43
See notes to financial statements.
15

STATEMENT OF OPERATIONS
Year Ended October 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $7,208 foreign taxes withheld at source):
Unaffiliated issuers	30,676,631
Affiliated issuers	1,122,233
Affiliated income net of rebates from securities lending—Note 1(c)	36,951
Interest	15,047
Total Income	31,850,862
Expenses:
Management fee—Note 3(a)	6,072,241
Shareholder servicing costs—Note 3(b)	6,072,241
Directors’ fees—Notes 3(a) and 3(c)	240,000
Loan commitment fees—Note 2	60,120
Total Expenses	12,444,602
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(240,000)
Net Expenses	12,204,602
Net Investment Income	19,646,260
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	221,992,074
Net realized gain (loss) on futures	2,737,080
Net Realized Gain (Loss)	224,729,154
Net change in unrealized appreciation (depreciation) on investments	222,657,909
Net change in unrealized appreciation (depreciation) on futures	983,092
Net Change in Unrealized Appreciation (Depreciation)	223,641,001
Net Realized and Unrealized Gain (Loss) on Investments	448,370,155
Net Increase in Net Assets Resulting from Operations	468,016,415
See notes to financial statements.
16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
Operations ($):
Net investment income	19,646,260	22,599,308
Net realized gain (loss) on investments	224,729,154	210,872,332
Net change in unrealized appreciation (depreciation) on investments	223,641,001	468,008,088
Net Increase (Decrease) in Net Assets Resulting from Operations	468,016,415	701,479,728
Distributions ($):
Distributions to shareholders	(230,555,049)	(149,998,944)
Capital Stock Transactions ($):
Net proceeds from shares sold	193,479,066	177,135,401
Distributions reinvested	222,935,464	145,298,718
Cost of shares redeemed	(445,304,309)	(400,203,174)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(28,889,779)	(77,769,055)
Total Increase (Decrease) in Net Assets	208,571,587	473,711,729
Net Assets ($):
Beginning of Period	2,411,731,730	1,938,020,001
End of Period	2,620,303,317	2,411,731,730
Capital Share Transactions (Shares):
Shares sold	3,242,313	3,175,609
Shares issued for distributions reinvested	3,810,211	2,860,211
Shares redeemed	(7,408,981)	(7,118,945)
Net Increase (Decrease) in Shares Outstanding	(356,457)	(1,083,125)
See notes to financial statements.
17

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	61.50	48.09	49.07	65.31	51.48
Investment Operations:
Net investment income(a)	.49	.55	.57	.56	.56
Net realized and unrealized gain (loss) on investments	11.42	16.61	3.59	(9.08)	19.58
Total from Investment Operations	11.91	17.16	4.16	(8.52)	20.14
Distributions:
Dividends from net investment income	(.56 )	(.59 )	(.62 )	(.58 )	(.75 )
Dividends from net realized gain on investments	(5.42)	(3.16)	(4.52)	(7.14)	(5.56)
Total Distributions	(5.98)	(3.75)	(5.14)	(7.72)	(6.31)
Net asset value, end of period	67.43	61.50	48.09	49.07	65.31
Total Return (%)	20.84	37.34	9.60	(15.03)	42.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets(b)	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets(b)	.81	.98	1.19	1.03	.95
Portfolio Turnover Rate	2.80	2.42	1.98	1.89	3.31
Net Assets, end of period ($ x 1,000)	2,620,303	2,411,732	1,938,020	1,919,564	2,553,501

(a)	Based on average shares outstanding.
(b)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.
18

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon S&P 500 Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
19

NOTES TO FINANCIAL STATEMENTS (continued)
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,584,020,765	—	—	2,584,020,765
Investment Companies	35,075,966	—	—	35,075,966
	2,619,096,731	—	—	2,619,096,731
Other Financial Instruments:
Futures††	74,886	—	—	74,886
	74,886	—	—	74,886

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s
20

NOTES TO FINANCIAL STATEMENTS (continued)
Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2025, BNY earned $5,069 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	26,840,707
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(26,840,707)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
21

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $15,649,253, undistributed capital gains $223,195,130 and unrealized appreciation $2,174,137,232.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows: ordinary income $24,462,557 and $23,750,698, and long-term capital gains $206,092,492 and $126,248,246, respectively.
During the period ended October 31, 2025, as a result of permanent book to tax differences, primarily due to tax treatment for Kimco Realty Corp. long-term capital gain adjustments, the fund decreased total distributable earnings (loss) by $14,154 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions, and commitment fees on borrowings, if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended October 31, 2025, fees reimbursed by the Adviser amounted to $240,000.
(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2025, the fund was charged $6,072,241 pursuant to the Shareholder Services Plan.
22

NOTES TO FINANCIAL STATEMENTS (continued)
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $549,940, Shareholder Services Plan fees of $549,940, which are offset against an expense reimbursement currently in effect in the amount of $20,150.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended October 31, 2025, amounted to $67,471,895 and $304,015,029, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended October 31, 2025 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2025 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of October 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	74,886 (1)	Equity Risk	-
Gross fair value of derivative contracts	74,886		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	2,737,080	2,737,080
Total	2,737,080	2,737,080
23

NOTES TO FINANCIAL STATEMENTS (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	983,092	983,092
Total	983,092	983,092

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2025:
Average Market Value ($)
Futures:
Equity Futures Long	29,549,338
At October 31, 2025, the cost of investments for federal income tax purposes was $444,948,230; accordingly, accumulated net unrealized appreciation on investments was $2,174,148,501, consisting of $2,204,545,199 gross unrealized appreciation and $30,396,698 gross unrealized depreciation.
NOTE 5—
Subsequent Event:
Effective November 14, 2025, the fund may operate as a non-diversified fund, as defined under the Act, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon S&P 500 Index Fund (the “Fund”) (one of the funds constituting  BNY Mellon Index Funds, Inc. (the “Company”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Index Funds, Inc.) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 22, 2025
25

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable, but not less than $24,462,557 as ordinary income dividends paid during the year ended October 31, 2025 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than 100% of ordinary income dividends paid during the year ended October 31, 2025 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns. The fund also hereby reports $5.3447 per share as a long-term capital gain distribution and $.0716 per share as a short-term capital gain distribution paid on December 23, 2024.
26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
27

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
28

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.
29

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
30

© 2025 BNY Mellon Securities Corporation
Code-0078NCSRAR1025

BNY Mellon Smallcap Stock Index Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

Class	Ticker
Investor	DISSX
I	DISIX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Smallcap Stock Index Fund
SCHEDULE OF INVESTMENTS
October 31, 2025

Description	Shares	Value ($)
Common Stocks — 98.9%
Automobiles & Components — 2.1%
Adient PLC(a)	46,332	1,074,439
American Axle & Manufacturing Holdings, Inc.(a)	66,241	410,694
BorgWarner, Inc.	123,914	5,323,345
Dana, Inc.	75,495	1,532,548
Dorman Products, Inc.(a)	15,905	2,133,338
Fox Factory Holding Corp.(a)	23,664	523,211
Gentherm, Inc.(a)	17,506	644,221
LCI Industries	13,850	1,433,337
Patrick Industries, Inc.	18,995	1,982,508
Phinia, Inc.	22,238	1,154,375
Standard Motor Products, Inc.	12,073	448,270
Winnebago Industries, Inc.	15,803	595,931
XPEL, Inc.(a)	14,676	500,452
		17,756,669
Banks — 8.0%
Ameris Bancorp	36,922	2,644,354
Atlantic Union Bankshares Corp.	81,982	2,666,055
Axos Financial, Inc.(a)	32,394	2,526,084
Banc of California, Inc.	74,769	1,268,830
BancFirst Corp.	11,954	1,301,312
Bank of Hawaii Corp.	22,806	1,480,794
BankUnited, Inc.	43,165	1,730,053
Banner Corp.	19,910	1,202,365
Beacon Financial Corp.	47,227	1,149,505
Capitol Federal Financial, Inc.	72,023	435,019
Cathay General Bancorp	39,418	1,791,548
Central Pacific Financial Corp.	15,503	441,991
City Holding Co.	8,322	980,997
Community Financial System, Inc.	30,086	1,669,171
Customers Bancorp, Inc.(a)	16,803	1,127,817
CVB Financial Corp.	74,337	1,365,571
Dime Community Bancshares, Inc.	23,453	615,641
Eagle Bancorp, Inc.	16,093	269,558
FB Financial Corp.	23,859	1,288,625
First BanCorp.	91,125	1,776,026
First Bancorp/Southern Pines NC	23,758	1,153,213
First Commonwealth Financial Corp.	59,296	906,636
First Financial Bancorp	54,791	1,282,657
First Hawaiian, Inc.	71,706	1,758,948
Fulton Financial Corp.	104,237	1,810,597
Hanmi Financial Corp.	16,731	441,698
Heritage Financial Corp.	19,957	442,846
Hilltop Holdings, Inc.	25,049	809,083
Hope Bancorp, Inc.	73,507	771,088
Independent Bank Corp.	28,653	1,928,060
Lakeland Financial Corp.	14,777	843,028
National Bank Holdings Corp., Cl. A	21,538	768,045
NBT Bancorp, Inc.	30,220	1,223,003
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Banks — 8.0% (continued)
Northwest Bancshares, Inc.	84,227	986,298
OFG Bancorp	25,494	985,598
Park National Corp.	8,271	1,258,763
Pathward Financial, Inc.	13,138	894,172
Preferred Bank	6,562	592,221
Provident Financial Services, Inc.	75,061	1,372,866
Renasant Corp.	54,381	1,828,833
S&T Bancorp, Inc.	22,258	815,533
Seacoast Banking Corp. of Florida	49,475	1,499,092
ServisFirst Bancshares, Inc.	28,829	2,025,814
Simmons First National Corp., Cl. A	82,860	1,440,107
Southside Bancshares, Inc.	16,088	452,395
Stellar Bancorp, Inc.	26,712	786,134
The Bancorp, Inc.(a)	26,345	1,722,173
Tompkins Financial Corp.	7,310	463,893
Triumph Financial, Inc.(a)	12,749	694,311
TrustCo Bank Corp. NY	11,088	418,128
Trustmark Corp.	34,766	1,293,991
United Community Banks, Inc.	69,892	2,040,846
WaFd, Inc.	45,255	1,313,753
Westamerica BanCorp	14,466	689,305
WSFS Financial Corp.	31,901	1,661,723
		67,106,167
Capital Goods — 13.4%
AAR Corp.(a)	21,999	1,852,536
Air Lease Corp.	60,050	3,834,793
Alamo Group, Inc.	6,124	1,094,481
Albany International Corp., Cl. A	16,793	950,148
American Woodmark Corp.(a)	8,465	539,474
Apogee Enterprises, Inc.	12,585	460,737
Arcosa, Inc.	28,194	2,875,788
Armstrong World Industries, Inc.	24,757	4,714,475
Astec Industries, Inc.	13,354	621,362
AZZ, Inc.	17,269	1,724,310
Boise Cascade Co.	21,479	1,514,055
CSW Industrials, Inc.	9,626	2,410,543
DNOW, Inc.(a)	61,200	899,640
DXP Enterprises, Inc.(a)	7,379	882,897
Dycom Industries, Inc.(a)	16,554	4,764,076
Enerpac Tool Group Corp.	30,972	1,271,091
Enpro, Inc.	11,999	2,783,888
ESCO Technologies, Inc.	14,744	3,235,866
Everus Construction Group, Inc.(a)	29,324	2,665,258
Federal Signal Corp.	34,782	4,105,319
Franklin Electric Co., Inc.	21,915	2,076,885
Gates Industrial Corp. PLC(a)	148,204	3,272,344
Gibraltar Industries, Inc.(a)	16,888	1,053,642
Granite Construction, Inc.	25,176	2,590,862
Griffon Corp.	22,215	1,644,132
Hayward Holdings, Inc.(a)	114,295	1,939,586
Hillenbrand, Inc.	40,771	1,288,364
4

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Capital Goods — 13.4% (continued)
Insteel Industries, Inc.	11,428	357,011
JBT Marel Corp.	29,700	3,745,170
Kadant, Inc.	6,729	1,861,645
Kennametal, Inc.	44,149	969,071
Lindsay Corp.	6,283	698,921
Masterbrand, Inc.(a)	72,938	921,207
Mercury Systems, Inc.(a)	30,233	2,340,336
Moog, Inc., Cl. A	16,233	3,325,330
Mueller Water Products, Inc., Cl. A	89,629	2,299,880
MYR Group, Inc.(a)	8,856	1,927,951
National Presto Industries, Inc.	2,935	313,957
Powell Industries, Inc.	5,370	2,058,804
Proto Labs, Inc.(a)	13,595	676,487
Quanex Building Products Corp.	25,894	367,954
Resideo Technologies, Inc.(a)	78,166	3,345,505
Rush Enterprises, Inc., Cl. A	34,886	1,723,717
SPX Technologies, Inc.(a)	28,294	6,334,744
Standex International Corp.	6,951	1,621,182
Sterling Infrastructure, Inc.(a)	17,428	6,586,041
Sunrun, Inc.(a)	132,646	2,753,731
Tennant Co.	10,472	837,760
The Greenbrier Companies, Inc.	17,431	728,093
Titan International, Inc.(a)	25,931	195,779
Trinity Industries, Inc.	46,356	1,268,764
Vicor Corp.(a)	13,011	1,180,488
WillScot Holdings Corp.	104,287	2,268,242
Worthington Enterprises, Inc.	18,115	1,016,070
Zurn Elkay Water Solutions Corp.	85,272	4,017,164
		112,807,556
Commercial & Professional Services — 3.0%
ABM Industries, Inc.	35,752	1,537,336
Amentum Holdings, Inc.(a)	87,864	1,969,032
Brady Corp., Cl. A	25,063	1,902,532
CoreCivic, Inc.(a)	61,485	1,139,317
CSG Systems International, Inc.	15,676	1,226,961
Deluxe Corp.	25,189	456,173
Enviri Corp.(a)	46,748	570,793
Healthcare Services Group, Inc.(a)	41,978	750,147
Heidrick & Struggles International, Inc.	12,036	702,541
HNI Corp.	26,292	1,075,869
Interface, Inc.	33,250	827,925
Korn Ferry	29,889	1,933,818
Liquidity Services, Inc.(a)	13,155	314,931
ManpowerGroup, Inc.	26,801	821,719
MillerKnoll, Inc.	39,513	617,193
OPENLANE, Inc.(a)	61,163	1,615,926
Pitney Bowes, Inc.	91,915	908,120
Robert Half, Inc.	57,526	1,506,606
The GEO Group, Inc.(a)	80,125	1,359,721
UniFirst Corp.	8,639	1,333,430
5

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Commercial & Professional Services — 3.0% (continued)
Verra Mobility Corp.(a)	91,425	2,121,974
Vestis Corp.	65,047	341,497
		25,033,561
Consumer Discretionary Distribution & Retail — 3.9%
Academy Sports & Outdoors, Inc.	37,894	1,814,744
Advance Auto Parts, Inc.	34,277	1,615,475
American Eagle Outfitters, Inc.	91,435	1,527,879
Asbury Automotive Group, Inc.(a)	11,309	2,653,091
Boot Barn Holdings, Inc.(a)	17,581	3,334,237
Caleres, Inc.	19,005	209,815
CarMax, Inc.(a)	86,343	3,618,635
Etsy, Inc.(a)	57,024	3,535,488
Group 1 Automotive, Inc.	7,232	2,875,009
Guess?, Inc.	16,499	280,153
Kohl’s Corp.	63,906	1,039,751
MarineMax, Inc.(a)	10,480	259,589
Monro, Inc.	16,997	249,006
National Vision Holdings, Inc.(a)	45,268	1,165,651
Sally Beauty Holdings, Inc.(a)	56,142	848,306
Shoe Carnival, Inc.	9,837	180,312
Signet Jewelers Ltd.	23,601	2,332,959
Sonic Automotive, Inc., Cl. A	8,564	544,071
The Buckle, Inc.	17,495	958,726
Upbound Group, Inc.	29,890	579,268
Urban Outfitters, Inc.(a)	30,784	1,988,954
Victoria’s Secret & Co.(a)	45,652	1,609,233
		33,220,352
Consumer Durables & Apparel — 3.7%
Acushnet Holdings Corp.	15,716	1,215,318
Carter’s, Inc.	20,550	645,270
Cavco Industries, Inc.(a)	4,550	2,410,590
Century Communities, Inc.	15,004	891,238
Champion Homes, Inc.(a)	32,436	2,213,108
Dream Finders Homes, Inc., Cl. A(a)	16,497	326,641
Ethan Allen Interiors, Inc.	12,880	311,310
G-III Apparel Group Ltd.(a)	22,021	591,264
Green Brick Partners, Inc.(a)	17,701	1,145,963
Hanesbrands, Inc.(a)	203,432	1,344,686
Helen of Troy Ltd.(a)	12,949	241,240
Installed Building Products, Inc.	13,128	3,258,763
Kontoor Brands, Inc.	29,382	2,377,591
La-Z-Boy, Inc.	23,830	755,411
Leggett & Platt, Inc.	77,886	727,455
LGI Homes, Inc.(a)	11,764	480,089
M/I Homes, Inc.(a)	15,184	1,900,885
Meritage Homes Corp.	40,915	2,764,217
Newell Brands, Inc.	239,974	815,912
Oxford Industries, Inc.	8,264	304,528
Sonos, Inc.(a)	68,653	1,178,772
Steven Madden Ltd.	41,684	1,413,504
Sturm Ruger & Co., Inc.	9,145	387,839
6

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Consumer Durables & Apparel — 3.7% (continued)
Topgolf Callaway Brands Corp.(a)	78,878	742,242
Tri Pointe Homes, Inc.(a)	50,323	1,602,788
Wolverine World Wide, Inc.	46,589	1,057,570
		31,104,194
Consumer Services — 3.1%
Adtalem Global Education, Inc.(a)	20,688	2,027,838
BJ’s Restaurants, Inc.(a)	12,360	419,746
Bloomin’ Brands, Inc.	44,032	300,739
Brinker International, Inc.(a)	25,575	2,778,980
Caesars Entertainment, Inc.(a)	119,164	2,395,196
Cracker Barrel Old Country Store, Inc.	12,737	429,237
Dave & Buster’s Entertainment, Inc.(a)	15,718	230,897
Frontdoor, Inc.(a)	41,522	2,758,306
Golden Entertainment, Inc.	10,904	220,261
Matthews International Corp., Cl. A	17,922	419,733
Mister Car Wash, Inc.(a)	55,690	311,307
Monarch Casino & Resort, Inc.	7,057	635,624
Papa John’s International, Inc.	18,684	949,334
Penn Entertainment, Inc.(a)	80,903	1,331,663
Perdoceo Education Corp.	35,032	1,112,616
Pursuit Attractions and Hospitality, Inc.(a)	12,026	426,682
Sabre Corp.(a)	228,339	466,953
Shake Shack, Inc., Cl. A(a)	23,026	2,222,239
Six Flags Entertainment Corp.(a)	58,025	1,333,415
Strategic Education, Inc.	13,522	1,027,402
Stride, Inc.(a)	24,769	1,685,283
The Cheesecake Factory, Inc.	26,371	1,313,276
The Wendy’s Company	91,279	779,523
United Parks & Resorts, Inc.(a)	15,613	755,669
		26,331,919
Consumer Staples Distribution & Retail — .7%
Grocery Outlet Holding Corp.(a)	55,871	760,405
PriceSmart, Inc.	14,414	1,656,745
The Andersons, Inc.	19,659	910,408
The Chefs’ Warehouse, Inc.(a)	20,732	1,223,188
United Natural Foods, Inc.(a)	34,786	1,309,693
		5,860,439
Energy — 4.4%
Archrock, Inc.	101,022	2,552,826
Atlas Energy Solutions, Inc.	44,697	553,349
Bristow Group, Inc.(a)	14,551	592,226
Cactus, Inc., Cl. A	39,426	1,741,446
California Resources Corp.	42,129	1,987,225
Comstock Resources, Inc.(a)	44,909	842,044
Core Laboratories, Inc.	25,965	413,882
Core Natural Resources, Inc.	29,293	2,314,147
Crescent Energy Co., Cl. A	107,453	905,829
CVR Energy, Inc.(a)	16,942	602,966
Dorian LPG Ltd.	21,039	606,975
Helix Energy Solutions Group, Inc.(a)	79,911	537,002
Helmerich & Payne, Inc.	57,084	1,499,026
7

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Energy — 4.4% (continued)
Innovex International, Inc.(a)	22,216	445,875
International Seaways, Inc.	23,168	1,186,897
Kinetik Holdings, Inc.	24,799	955,010
Kodiak Gas Services, Inc.	37,772	1,393,031
Liberty Energy, Inc.	93,167	1,687,254
Magnolia Oil & Gas Corp., Cl. A	106,454	2,390,957
Noble Corp. PLC	72,192	2,118,835
Northern Oil & Gas, Inc.	55,786	1,234,544
Oceaneering International, Inc.(a)	57,519	1,339,618
Par Pacific Holdings, Inc.(a)	29,056	1,161,659
Patterson-UTI Energy, Inc.	199,018	1,247,843
Peabody Energy Corp.	70,293	1,927,434
REX American Resources Corp.(a)	15,849	507,643
RPC, Inc.	46,562	242,122
SM Energy Co.	65,436	1,366,958
Talos Energy, Inc.(a)	75,302	738,713
Tidewater, Inc.(a)	26,204	1,325,660
Vital Energy, Inc.(a)	16,643	261,462
World Kinect Corp.	31,537	815,231
		37,495,689
Equity Real Estate Investment Trusts — 6.4%
Acadia Realty Trust(b)	75,285	1,435,685
Alexander & Baldwin, Inc.(b)	41,650	665,151
American Assets Trust, Inc.(b)	27,561	526,691
Apple Hospitality REIT, Inc.(b)	126,810	1,419,004
Armada Hoffler Properties, Inc.(b)	46,360	303,194
Brandywine Realty Trust(b)	98,975	339,484
CareTrust REIT, Inc.(b)	126,753	4,391,991
Centerspace(b)	9,388	556,239
Curbline Properties Corp.(b)	55,739	1,285,341
DiamondRock Hospitality Co.(b)	116,382	910,107
Douglas Emmett, Inc.(b)	96,097	1,243,495
Easterly Government Properties, Inc.(b)	24,600	531,852
Elme Communities(b)	51,127	841,039
Essential Properties Realty Trust, Inc.(b)	114,002	3,406,380
Four Corners Property Trust, Inc.(b)	59,842	1,414,665
Getty Realty Corp.(b)	29,742	815,823
Global Net Lease, Inc.(b)	113,901	867,926
Highwoods Properties, Inc.(b)	61,631	1,764,496
Innovative Industrial Properties, Inc.(b)	16,266	815,740
JBG SMITH Properties(b)	34,962	681,409
LTC Properties, Inc.(b)	26,138	916,921
LXP Industrial Trust(b)	170,349	1,616,612
Medical Properties Trust, Inc.(b)	278,792	1,441,355
Millrose Properties, Inc.(b)	69,041	2,223,811
NexPoint Residential Trust, Inc.(b)	12,667	388,497
Outfront Media, Inc.(b)	83,280	1,473,223
Pebblebrook Hotel Trust(b)	68,550	717,033
Phillips Edison & Co., Inc.(b)	72,179	2,442,537
Ryman Hospitality Properties, Inc.(b)	35,956	3,124,936
Safehold, Inc.(b)	26,044	375,815
8

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Equity Real Estate Investment Trusts — 6.4% (continued)
Saul Centers, Inc.(b)	6,755	200,016
SITE Centers Corp.(b)	30,549	223,924
SL Green Realty Corp.(b)	40,690	2,089,431
Summit Hotel Properties, Inc.(b)	59,247	304,530
Sunstone Hotel Investors, Inc.(b)	108,468	959,942
Tanger, Inc.(b)	64,839	2,111,158
Terreno Realty Corp.(b)	59,002	3,370,784
The Macerich Company(b)	145,154	2,489,391
Universal Health Realty Income Trust(b)	7,497	286,535
Urban Edge Properties(b)	72,376	1,391,790
Veris Residential, Inc.(b)	45,533	653,854
Whitestone REIT(b)	25,205	316,071
Xenia Hotels & Resorts, Inc.(b)	53,909	663,081
		53,996,959
Financial Services — 7.0%
Acadian Asset Management, Inc.	14,978	720,442
Adamas Trust, Inc.(b)	48,073	320,647
Apollo Commercial Real Estate Finance, Inc.(b)	75,021	734,456
Arbor Realty Trust, Inc.(b)	110,314	1,113,068
ARMOUR Residential REIT, Inc.(b)	65,012	1,054,495
Artisan Partners Asset Management, Inc., Cl. A	40,672	1,775,740
BGC Group, Inc., Cl. A	208,703	1,907,545
Blackstone Mortgage Trust, Inc., Cl. A(b)	91,751	1,695,559
Bread Financial Holdings, Inc.	26,649	1,669,560
Cohen & Steers, Inc.	15,852	1,083,009
Donnelley Financial Solutions, Inc.(a)	15,567	715,304
Ellington Financial, Inc.(b)	57,931	771,641
Enact Holdings, Inc.	16,883	603,061
Encore Capital Group, Inc.(a)	13,099	544,656
Enova International, Inc.(a)	14,223	1,700,644
EVERTEC, Inc.	37,138	1,057,319
EZCORP, Inc., Cl. A(a)	33,812	617,069
Franklin BSP Realty Trust, Inc.(b)	46,582	472,341
HA Sustainable Infrastructure Capital, Inc.	70,770	1,961,037
Jackson Financial, Inc., Cl. A	39,816	4,013,851
KKR Real Estate Finance Trust, Inc.(b)	29,930	243,630
MarketAxess Holdings, Inc.	21,338	3,415,360
Moelis & Co., Cl. A	42,300	2,678,859
Navient Corp.	40,053	489,848
NCR Atleos Corp.(a)	41,800	1,542,420
NMI Holdings, Inc.(a)	44,725	1,629,332
Payoneer Global, Inc.(a)	165,938	960,781
PennyMac Mortgage Investment Trust(b)	49,521	596,233
Piper Sandler Cos.	9,563	3,053,083
PJT Partners, Inc., Cl. A	13,966	2,250,062
PRA Group, Inc.(a)	22,829	312,986
PROG Holdings, Inc.	22,337	646,209
Radian Group, Inc.	77,101	2,616,808
Ready Capital Corp.(b)	89,905	263,422
Redwood Trust, Inc.(b)	75,614	401,510
StepStone Group, Inc., Cl. A	41,472	2,524,815
9

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Financial Services — 7.0% (continued)
StoneX Group, Inc.(a)	26,426	2,429,078
The Western Union Company	184,427	1,720,704
Two Harbors Investment Corp.(b)	60,611	589,139
Victory Capital Holdings, Inc., Cl. A	28,434	1,770,585
Virtu Financial, Inc., Cl. A	45,245	1,576,336
Virtus Investment Partners, Inc.	3,554	578,662
Walker & Dunlop, Inc.	19,600	1,566,432
WisdomTree, Inc.	69,091	826,328
World Acceptance Corp.(a)	1,815	231,358
		59,445,424
Food, Beverage & Tobacco — 1.0%
Cal-Maine Foods, Inc.	26,118	2,293,160
Fresh Del Monte Produce, Inc.	18,648	659,207
Freshpet, Inc.(a)	27,833	1,369,662
J & J Snack Foods Corp.	9,033	764,643
John B. Sanfilippo & Son, Inc.	5,226	328,088
MGP Ingredients, Inc.	8,253	199,723
National Beverage Corp.(a)	13,179	451,644
The Simply Good Foods Company(a)	53,464	1,046,291
Tootsie Roll Industries, Inc.	11,253	397,118
TreeHouse Foods, Inc.(a)	25,613	466,157
Universal Corp.	14,079	713,524
		8,689,217
Health Care Equipment & Services — 5.9%
Acadia Healthcare Co., Inc.(a)	52,793	1,135,049
AdaptHealth Corp.(a)	62,521	562,064
Addus HomeCare Corp.(a)	10,337	1,208,292
AMN Healthcare Services, Inc.(a)	21,825	429,734
Artivion, Inc.(a)	23,680	1,074,362
Astrana Health, Inc.(a)	24,745	772,291
Avanos Medical, Inc.(a)	26,354	292,793
BrightSpring Health Services, Inc.(a)	62,926	2,079,704
Certara, Inc.(a)	68,419	795,713
Concentra Group Holdings Parent, Inc.	68,264	1,359,819
CONMED Corp.	17,546	772,024
CorVel Corp.(a)	17,855	1,320,377
Embecta Corp.	34,081	454,641
Enovis Corp.(a)	32,543	1,016,643
Glaukos Corp.(a)	32,669	2,877,159
HealthStream, Inc.	13,950	343,170
ICU Medical, Inc.(a)	14,117	1,695,311
Inspire Medical Systems, Inc.(a)	15,425	1,111,834
Integer Holdings Corp.(a)	20,097	1,297,663
Integra LifeSciences Holdings Corp.(a)	37,806	454,050
LeMaitre Vascular, Inc.	12,044	1,043,131
Merit Medical Systems, Inc.(a)	34,067	2,982,225
National HealthCare Corp.	7,111	849,338
Neogen Corp.(a)	126,598	781,110
NeoGenomics, Inc.(a)	73,066	713,855
Omnicell, Inc.(a)	26,045	874,331
Pediatrix Medical Group, Inc.(a)	49,027	831,988
10

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Health Care Equipment & Services — 5.9% (continued)
Premier, Inc., Cl. A	47,292	1,329,851
Privia Health Group, Inc.(a)	66,263	1,610,191
Progyny, Inc.(a)	45,414	849,696
QuidelOrtho Corp.(a)	39,193	1,057,819
RadNet, Inc.(a)	39,829	3,026,606
Schrodinger, Inc.(a)	31,646	665,832
Select Medical Holdings Corp.	64,236	888,384
STAAR Surgical Co.(a)	28,013	724,696
Tandem Diabetes Care, Inc.(a)	39,148	548,072
Teleflex, Inc.	25,229	3,140,254
TransMedics Group, Inc.(a)	19,531	2,569,108
U.S. Physical Therapy, Inc.	8,783	757,709
UFP Technologies, Inc.(a)	4,357	839,332
Waystar Holding Corp.(a)	66,073	2,368,717
		49,504,938
Household & Personal Products — .6%
Central Garden & Pet Co.(a)	4,540	139,242
Central Garden & Pet Co., Cl. A(a)	29,638	824,233
Edgewell Personal Care Co.	27,033	524,170
Energizer Holdings, Inc.	34,592	803,572
Interparfums, Inc.	10,542	939,819
Reynolds Consumer Products, Inc.	31,014	757,982
WD-40 Co.	7,794	1,514,218
		5,503,236
Insurance — 2.4%
AMERISAFE, Inc.	10,807	433,145
Assured Guaranty Ltd.	25,569	2,060,350
Employers Holdings, Inc.	13,638	520,017
Genworth Financial, Inc.(a)	234,706	1,980,919
Goosehead Insurance, Inc., Cl. A	14,715	1,010,479
HCI Group, Inc.	6,130	1,250,581
Horace Mann Educators Corp.	23,171	1,035,975
Lincoln National Corp.	96,447	4,050,774
Mercury General Corp.	15,272	1,180,526
Palomar Holdings, Inc.(a)	15,244	1,737,968
ProAssurance Corp.(a)	29,388	703,843
Safety Insurance Group, Inc.	8,521	585,648
SiriusPoint Ltd.(a)	59,098	1,075,584
Stewart Information Services Corp.	16,028	1,094,231
Trupanion, Inc.(a)	19,466	778,445
United Fire Group, Inc.	12,660	382,712
		19,881,197
Materials — 4.6%
AdvanSix, Inc.	14,847	276,006
Alpha Metallurgical Resources, Inc.(a)	6,365	1,102,800
Balchem Corp.	18,503	2,838,175
Celanese Corp.	62,938	2,419,337
Century Aluminum Co.(a)	30,298	897,427
Element Solutions, Inc.	130,676	3,491,663
FMC Corp.	71,609	1,086,308
Hawkins, Inc.	11,910	1,689,433
11

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Materials — 4.6% (continued)
HB Fuller Co.	31,049	1,781,281
Hecla Mining Co.	378,421	4,870,278
Ingevity Corp.(a)	20,882	1,121,781
Innospec, Inc.	14,113	1,038,435
Kaiser Aluminum Corp.	9,214	834,143
Koppers Holdings, Inc.	11,475	323,824
Materion Corp.	11,930	1,367,536
Metallus, Inc.(a)	20,551	361,492
Minerals Technologies, Inc.	17,901	1,015,882
O-I Glass, Inc.(a)	88,009	993,622
Quaker Chemical Corp.	7,921	1,100,148
Sealed Air Corp.	83,882	2,810,886
Sensient Technologies Corp.	24,363	2,297,187
Stepan Co.	12,069	523,191
SunCoke Energy, Inc.	49,595	397,256
Sylvamo Corp.	19,760	802,256
The Chemours Company	85,053	1,138,860
Warrior Met Coal, Inc.	30,031	2,037,303
Worthington Steel, Inc.	19,028	608,706
		39,225,216
Media & Entertainment — 1.9%
Angi, Inc.(a)	21,529	285,690
Cable One, Inc.	2,695	400,342
Cargurus, Inc.(a)	49,055	1,722,812
Cars.com, Inc.(a)	32,880	353,131
Cinemark Holdings, Inc.	58,147	1,570,550
DoubleVerify Holdings, Inc.(a)	78,831	897,097
IAC, Inc.(a)	38,894	1,253,165
John Wiley & Sons, Inc., Cl. A	23,356	861,136
Madison Square Garden Sports Corp.(a)	10,201	2,186,992
QuinStreet, Inc.(a)	33,237	491,575
Scholastic Corp.	13,186	378,043
Shutterstock, Inc.	14,206	355,576
TEGNA, Inc.	91,711	1,803,955
Thryv Holdings, Inc.(a)	24,675	190,244
TripAdvisor, Inc.(a)	66,445	1,067,107
Yelp, Inc.(a)	34,240	1,129,235
Ziff Davis, Inc.(a)	23,274	788,989
		15,735,639
Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
ACADIA Pharmaceuticals, Inc.(a)	71,344	1,619,509
ADMA Biologics, Inc.(a)	136,397	2,111,426
Alkermes PLC(a)	94,980	2,915,886
Amphastar Pharmaceuticals, Inc.(a)	20,941	533,996
ANI Pharmaceuticals, Inc.(a)	9,912	898,027
Arcus Biosciences, Inc.(a)	38,715	763,460
Arrowhead Pharmaceuticals, Inc.(a)	78,921	3,345,461
Azenta, Inc.(a)	23,763	717,643
BioLife Solutions, Inc.(a)	22,401	624,316
Catalyst Pharmaceuticals, Inc.(a)	65,575	1,394,780
Collegium Pharmaceutical, Inc.(a)	17,692	636,912
12

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.1% (continued)
Corcept Therapeutics, Inc.(a)	53,958	3,964,294
Cytek Biosciences, Inc.(a)	59,937	233,754
Dynavax Technologies Corp.(a)	57,991	594,988
Fortrea Holdings, Inc.(a)	51,494	538,627
Harmony Biosciences Holdings, Inc.(a)	22,950	655,682
Innoviva, Inc.(a)	34,667	630,939
Krystal Biotech, Inc.(a)	14,683	2,900,039
Ligand Pharmaceuticals, Inc.(a)	11,237	2,149,751
Myriad Genetics, Inc.(a)	52,234	419,961
Organon & Co.	149,840	1,011,420
Pacira BioSciences, Inc.(a)	26,291	562,102
Phibro Animal Health Corp., Cl. A	11,820	497,149
Prestige Consumer Healthcare, Inc.(a)	28,316	1,715,950
Protagonist Therapeutics, Inc.(a)	33,572	2,639,431
Sarepta Therapeutics, Inc.(a)	56,092	1,346,769
Supernus Pharmaceuticals, Inc.(a)	32,262	1,778,604
TG Therapeutics, Inc.(a)	77,286	2,688,007
Veracyte, Inc.(a)	45,315	1,634,965
Vericel Corp.(a)	28,756	1,008,185
Vir Biotechnology, Inc.(a)	53,489	318,794
Xencor, Inc.(a)	41,399	608,979
		43,459,806
Real Estate Management & Development — .6%
Cushman & Wakefield PLC(a)	133,212	2,091,428
eXp World Holdings, Inc.	51,045	522,701
Kennedy-Wilson Holdings, Inc.	69,871	528,225
Marcus & Millichap, Inc.	13,455	393,020
The St. Joe Company	22,797	1,294,414
		4,829,788
Semiconductors & Semiconductor Equipment — 3.8%
ACM Research, Inc., Cl. A(a)	30,225	1,253,128
Alpha & Omega Semiconductor Ltd.(a)	14,564	408,666
Axcelis Technologies, Inc.(a)	18,040	1,435,262
CEVA, Inc.(a)	13,512	367,662
Cohu, Inc.(a)	26,805	637,691
Diodes, Inc.(a)	26,594	1,419,056
Enphase Energy, Inc.(a)	75,132	2,292,277
FormFactor, Inc.(a)	44,369	2,438,077
Ichor Holdings Ltd.(a)	19,516	442,623
Impinj, Inc.(a)	14,791	2,990,149
Kulicke & Soffa Industries, Inc.	30,180	1,205,087
MaxLinear, Inc.(a)	47,355	717,428
PDF Solutions, Inc.(a)	18,598	541,760
Penguin Solutions, Inc.(a)	27,789	618,861
Photronics, Inc.(a)	34,900	834,110
Qorvo, Inc.(a)	48,247	4,579,605
Semtech Corp.(a)	49,483	3,357,916
SiTime Corp.(a)	12,476	3,613,549
SolarEdge Technologies, Inc.(a)	33,767	1,184,884
13

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Semiconductors & Semiconductor Equipment — 3.8% (continued)
Ultra Clean Holdings, Inc.(a)	26,171	717,347
Veeco Instruments, Inc.(a)	34,111	980,691
		32,035,829
Software & Services — 4.5%
A10 Networks, Inc.	41,881	747,157
ACI Worldwide, Inc.(a)	58,838	2,802,454
Adeia, Inc.	62,046	1,057,264
Agilysys, Inc.(a)	14,616	1,833,723
Alarm.com Holdings, Inc.(a)	28,339	1,394,846
BlackLine, Inc.(a)	29,673	1,698,779
Box, Inc., Cl. A(a)	83,288	2,672,712
Cleanspark, Inc.(a)	161,725	2,878,705
Clear Secure, Inc., Cl. A	49,308	1,502,415
DigitalOcean Holdings, Inc.(a)	39,285	1,597,328
DXC Technology Co.(a)	102,639	1,457,474
Grid Dynamics Holdings, Inc.(a)	36,164	337,772
InterDigital, Inc.	14,779	5,349,407
LiveRamp Holdings, Inc.(a)	37,512	1,025,578
MARA Holdings, Inc.(a)	211,808	3,869,732
N-able, Inc.(a)	41,770	327,059
NCR Voyix Corp.(a)	78,446	895,069
Progress Software Corp.(a)	24,697	1,053,080
Q2 Holdings, Inc.(a)	35,725	2,206,376
Sprinklr, Inc., Cl. A(a)	68,560	529,283
SPS Commerce, Inc.(a)	21,753	1,788,967
Teradata Corp.(a)	54,057	1,127,088
		38,152,268
Technology Hardware & Equipment — 8.0%
Advanced Energy Industries, Inc.	21,543	4,367,412
Arlo Technologies, Inc.(a)	59,638	1,153,399
Badger Meter, Inc.	16,816	3,034,447
Benchmark Electronics, Inc.	20,312	890,072
Calix, Inc.(a)	34,192	2,339,417
Corsair Gaming, Inc.(a)	28,054	228,640
CTS Corp.	17,070	708,576
Digi International, Inc.(a)	21,269	780,147
ePlus, Inc.	15,095	1,104,350
Extreme Networks, Inc.(a)	75,985	1,445,235
Harmonic, Inc.(a)	65,807	704,135
Insight Enterprises, Inc.(a)	18,107	1,810,700
Itron, Inc.(a)	26,121	2,620,720
Knowles Corp.(a)	48,958	1,155,898
Mirion Technologies, Inc.(a)	141,080	4,143,519
NetScout Systems, Inc.(a)	38,936	1,082,421
OSI Systems, Inc.(a)	9,046	2,518,949
PC Connection, Inc.	6,489	395,634
Plexus Corp.(a)	15,473	2,164,673
Ralliant Corp.	64,848	2,848,124
Rogers Corp.(a)	9,771	855,353
Sandisk Corp.(a)	79,084	15,763,814
Sanmina Corp.(a)	30,474	4,176,462
14

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Technology Hardware & Equipment — 8.0% (continued)
ScanSource, Inc.(a)	12,043	516,705
TTM Technologies, Inc.(a)	59,044	3,967,757
Viasat, Inc.(a)	77,066	3,068,768
Viavi Solutions, Inc.(a)	128,448	2,273,529
Vishay Intertechnology, Inc.	70,314	1,193,932
		67,312,788
Telecommunication Services — 1.2%
Cogent Communications Holdings, Inc.	27,195	1,121,793
Gogo, Inc.(a)	43,498	395,832
Lumen Technologies, Inc.(a)	540,871	5,560,154
Shenandoah Telecommunications Co.	25,475	313,852
Telephone and Data Systems, Inc.	56,256	2,183,858
Uniti Group, Inc.(a)	100,238	577,371
		10,152,860
Transportation — 1.5%
Allegiant Travel Co.(a)	7,827	486,683
ArcBest Corp.	12,936	961,404
Forward Air Corp.(a)	12,983	244,210
Heartland Express, Inc.	25,146	196,139
Hertz Global Holdings, Inc.(a)	73,233	375,685
Hub Group, Inc., Cl. A	34,902	1,285,441
JetBlue Airways Corp.(a)	164,697	691,727
Marten Transport Ltd.	32,570	333,842
Matson, Inc.	18,109	1,828,104
RXO, Inc.(a)	94,275	1,671,496
Schneider National, Inc., Cl. B	27,989	598,125
SkyWest, Inc.(a)	23,111	2,322,193
Sun Country Airlines Holdings, Inc.(a)	30,645	376,321
Werner Enterprises, Inc.	34,051	892,136
		12,263,506
Utilities — 2.1%
American States Water Co.	22,157	1,580,016
Avista Corp.	46,668	1,775,717
California Water Service Group	34,365	1,525,119
Chesapeake Utilities Corp.	13,450	1,711,916
Clearway Energy, Inc., Cl. A	19,926	597,581
Clearway Energy, Inc., Cl. C	47,481	1,516,068
H2O America	18,721	865,846
MDU Resources Group, Inc.	116,975	2,243,580
MGE Energy, Inc.	20,853	1,728,088
Middlesex Water Co.	10,316	592,861
Northwest Natural Holding Co.	23,501	1,070,001
Otter Tail Corp.	23,964	1,850,500
Unitil Corp.	10,359	505,001
		17,562,294
Total Common Stocks (cost $587,843,908)		834,467,511
Exchange-Traded Funds — .7%
Registered Investment Companies — .7%
iShares Core S&P Small-Cap ETF (cost $5,599,689)	49,442	5,824,268

15

SCHEDULE OF INVESTMENTS (continued)

Description	Number of Rights	Value ($)
Rights — .0%
Pharmaceuticals, Biotechnology & Life Sciences — .0%
Omniab Operations, Inc.-Earnout 12.5	9,476	0
Omniab Operations, Inc.-Earnout 15.0	9,476	0
Total Rights (cost $33,892)		0

	1-Day Yield (%)	Shares
Investment Companies — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $3,302,173)	4.22	3,302,173	3,302,173
Total Investments (cost $596,779,662)		100.0%	843,593,952
Cash and Receivables (Net)		.0%	142,118
Net Assets		100.0%	843,736,070

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	4,209,742	128,868,792	(129,776,361)	3,302,173	129,175
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	9,207,995	131,642,914	(140,850,909)	-	156,190††
Total - .4%	13,417,737	260,511,706	(270,627,270)	3,302,173	285,365

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000 Index	35	12/19/2025	4,234,909	4,357,325	122,416
Gross Unrealized Appreciation					122,416
See notes to financial statements.
16

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	593,477,489	840,291,779
Affiliated issuers	3,302,173	3,302,173
Cash collateral held by broker—Note 4		361,000
Receivable for investment securities sold		580,282
Dividends and securities lending income receivable		283,252
Receivable for shares of Common Stock subscribed		147,818
Receivable for futures variation margin—Note 4		25,025
		844,991,329
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		327,514
Payable for shares of Common Stock redeemed		915,286
Directors’ fees and expenses payable		12,459
		1,255,259
Net Assets ($)		843,736,070
Composition of Net Assets ($):
Paid-in capital		497,824,589
Total distributable earnings (loss)		345,911,481
Net Assets ($)		843,736,070

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	723,472,403	120,263,667
Shares Outstanding	29,070,274	4,848,083
Net Asset Value Per Share ($)	24.89	24.81
See notes to financial statements.
17

STATEMENT OF OPERATIONS
Year Ended October 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $17,420 foreign taxes withheld at source):
Unaffiliated issuers	14,486,412
Affiliated issuers	129,175
Affiliated income net of rebates from securities lending—Note 1(c)	156,190
Interest	23,651
Total Income	14,795,428
Expenses:
Management fee—Note 3(a)	2,363,671
Shareholder servicing costs—Note 3(b)	1,943,899
Directors’ fees—Notes 3(a) and 3(c)	51,630
Loan commitment fees—Note 2	23,384
Interest expense—Note 2	14,722
Total Expenses	4,397,306
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(51,630)
Net Expenses	4,345,676
Net Investment Income	10,449,752
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	123,500,339
Net realized gain (loss) on futures	148,934
Net Realized Gain (Loss)	123,649,273
Net change in unrealized appreciation (depreciation) on investments	(95,548,298)
Net change in unrealized appreciation (depreciation) on futures	119,774
Net Change in Unrealized Appreciation (Depreciation)	(95,428,524)
Net Realized and Unrealized Gain (Loss) on Investments	28,220,749
Net Increase in Net Assets Resulting from Operations	38,670,501
See notes to financial statements.
18

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
Operations ($):
Net investment income	10,449,752	14,908,637
Net realized gain (loss) on investments	123,649,273	162,047,208
Net change in unrealized appreciation (depreciation) on investments	(95,428,524)	118,387,519
Net Increase (Decrease) in Net Assets Resulting from Operations	38,670,501	295,343,364
Distributions ($):
Distributions to shareholders:
Investor Shares	(119,906,826)	(85,214,975)
Class I	(34,421,810)	(22,526,163)
Total Distributions	(154,328,636)	(107,741,138)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	49,372,962	67,928,010
Class I	34,451,872	46,780,979
Distributions reinvested:
Investor Shares	118,649,562	84,450,762
Class I	32,128,411	19,999,337
Cost of shares redeemed:
Investor Shares	(230,520,837)	(279,670,676)
Class I	(157,993,708)	(85,756,868)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(153,911,738)	(146,268,456)
Total Increase (Decrease) in Net Assets	(269,569,873)	41,333,770
Net Assets ($):
Beginning of Period	1,113,305,943	1,071,972,173
End of Period	843,736,070	1,113,305,943
Capital Share Transactions (Shares):
Investor Shares(a)
Shares sold	2,059,020	2,601,574
Shares issued for distributions reinvested	4,886,721	3,274,555
Shares redeemed	(9,517,855)	(10,753,057)
Net Increase (Decrease) in Shares Outstanding	(2,572,114)	(4,876,928)
Class I(a)
Shares sold	1,423,564	1,797,773
Shares issued for distributions reinvested	1,330,369	778,791
Shares redeemed	(6,781,687)	(3,315,021)
Net Increase (Decrease) in Shares Outstanding	(4,027,754)	(738,457)

(a)
During the period ended October 31, 2025, 3,455 Investor shares representing $84,881 were exchanged for 3,472 Class I shares and during the period ended
October 31, 2024, 36,037 Investor shares representing $952,797 were exchanged for 36,150 Class I shares.

See notes to financial statements.
19

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
Investor Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	27.49	23.24	28.82	36.44	24.77
Investment Operations:
Net investment income(a)	.26	.33	.34	.30	.27
Net realized and unrealized gain (loss) on investments	1.02	6.37	(2.52)	(4.32)	13.63
Total from Investment Operations	1.28	6.70	(2.18)	(4.02)	13.90
Distributions:
Dividends from net investment income	(.37 )	(.37 )	(.34 )	(.30 )	(.27 )
Dividends from net realized gain on investments	(3.51)	(2.08)	(3.06)	(3.30)	(1.96)
Total Distributions	(3.88)	(2.45)	(3.40)	(3.60)	(2.23)
Net asset value, end of period	24.89	27.49	23.24	28.82	36.44
Total Return (%)	5.03	29.52	(8.13)	(12.29)	58.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b),(c)	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets(b),(c)	.50	.51	.50	.50	.50
Ratio of net investment income to average net assets(b),(c)	1.06	1.27	1.30	.99	.79
Portfolio Turnover Rate	47.87	40.52	37.96	25.75	26.70
Net Assets, end of period ($ x 1,000)	723,472	869,834	848,876	1,110,002	1,519,919

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.
20

	Year Ended October 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	27.43	23.20	28.80	36.43	24.76
Investment Operations:
Net investment income(a)	.32	.40	.40	.38	.35
Net realized and unrealized gain (loss) on investments	1.03	6.35	(2.51)	(4.32)	13.62
Total from Investment Operations	1.35	6.75	(2.11)	(3.94)	13.97
Distributions:
Dividends from net investment income	(.46 )	(.44 )	(.43 )	(.39 )	(.34 )
Dividends from net realized gain on investments	(3.51)	(2.08)	(3.06)	(3.30)	(1.96)
Total Distributions	(3.97)	(2.52)	(3.49)	(3.69)	(2.30)
Net asset value, end of period	24.81	27.43	23.20	28.80	36.43
Total Return (%)	5.30	29.83	(7.90)	(12.08)	58.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b),(c)	.26	.26	.26	.26	.26
Ratio of net expenses to average net assets(b),(c)	.25	.26	.25	.25	.25
Ratio of net investment income to average net assets(b),(c)	1.31	1.52	1.55	1.24	1.03
Portfolio Turnover Rate	47.87	40.52	37.96	25.75	26.70
Net Assets, end of period ($ x 1,000)	120,264	243,472	223,096	297,615	413,833

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.
21

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Smallcap Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P SmallCap 600® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
22

NOTES TO FINANCIAL STATEMENTS (continued)
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	834,467,511	—	—	834,467,511
Exchange-Traded Funds	5,824,268	—	—	5,824,268
Rights	—	0	—	0
Investment Companies	3,302,173	—	—	3,302,173
	843,593,952	0	—	843,593,952
Other Financial Instruments:
Futures††	122,416	—	—	122,416
	122,416	—	—	122,416

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
23

NOTES TO FINANCIAL STATEMENTS (continued)
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2025, BNY earned $21,277 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2025, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $17,883,496, undistributed capital gains $91,261,698 and unrealized appreciation $236,766,287.
24

NOTES TO FINANCIAL STATEMENTS (continued)
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows: ordinary income $15,612,057 and $16,948,957, and long-term capital gains $138,716,579 and $90,792,181, respectively.
During the period ended October 31, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $20,441,125 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended October 31, 2025, the fund was charged $14,722 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended October 31, 2025 was approximately $279,178 with a related weighted average annualized interest rate of 5.27%. As of October 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions, and commitment fees on borrowings, if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended October 31, 2025, fees reimbursed by the Adviser amounted to $51,630.
(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these
25

NOTES TO FINANCIAL STATEMENTS (continued)
services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2025, Investor shares were charged $1,943,899 pursuant to the Shareholder Services Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $182,083, Shareholder Services Plan fees of $156,281, which are offset against an expense reimbursement currently in effect in the amount of $10,850.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended October 31, 2025, amounted to $451,638,408 and $745,128,725, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended October 31, 2025 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2025 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of October 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	122,416 (1)	Equity Risk	-
Gross fair value of derivative contracts	122,416		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	148,934	148,934
Total	148,934	148,934
26

NOTES TO FINANCIAL STATEMENTS (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	119,774	119,774
Total	119,774	119,774

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2025:
Average Market Value ($)
Futures:
Equity Futures Long	4,770,657
At October 31, 2025, the cost of investments for federal income tax purposes was $606,827,665; accordingly, accumulated net unrealized appreciation on investments was $236,766,287, consisting of $330,500,671 gross unrealized appreciation and $93,734,384 gross unrealized depreciation.
27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Smallcap Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Smallcap Stock Index Fund (the “Fund”) (one of the funds constituting  BNY Mellon Index Funds, Inc. (the “Company”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Index Funds, Inc.) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 22, 2025
28

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable, but not less than $11,504,418 as ordinary income dividends paid during the year ended October 31, 2025 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than 71.48% of ordinary income dividends paid during the year ended October 31, 2025 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns. The fund also hereby reports $3.5082 per share as a long-term capital gain distribution and $.0028 per share as a short-term capital gain distribution paid on December 23, 2024.
29

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
30

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
31

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.
32

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
33

© 2025 BNY Mellon Securities Corporation
Code-0077NCSRAR1025

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Index Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 28, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 26, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)